As filed with the Securities and Exchange Commission on March 10, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09079
                                                     ---------

                         Morgan Keegan Select Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100
                                                           --------------

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                 with copies to:

                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                        78  1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end: June 30, 2004
                                              -------------
                   Date of reporting period: December 31, 2004
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") (17 CFR 270.30e-1):

                                                              SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004




                                 MORGAN KEEGAN
                                 SELECT FUND, INC.


                                    REGIONS MORGAN KEEGAN
                                    SELECT INTERMEDIATE BOND FUND

                                    A BOND FUND FOR INVESTORS WHO SEEK TO
                                    EARN A HIGH LEVEL OF INCOME PRIMARILY
                                    FROM INTERMEDIATE MATURITY, INVESTMENT
                                    GRADE BONDS



                                    REGIONS MORGAN KEEGAN
                                    SELECT HIGH INCOME FUND

                                    A BOND FUND FOR INVESTORS WHO CAN
                                    ACCEPT HIGHER RISK AND SEEK TO EARN
                                    A HIGH LEVEL OF INCOME PRIMARILY FROM
                                    BELOW INVESTMENT GRADE BONDS.




                                                [LOGO]

TABLE OF CONTENTS


Introduction                                                             Page 1

Letter to Shareholders                                                   Page 2

About Shareholder and Fund Expenses                                      Page 4

Regions Morgan Keegan Select Intermediate Bond Fund
   Portfolio Commentary                                                  Page 6

Regions Morgan Keegan Select Intermediate Bond Fund
   Portfolio of Investments                                              Page 9

Regions Morgan Keegan Select High Income Fund
   Portfolio Commentary                                                  Page 18

Regions Morgan Keegan Select High Income Fund
   Portfolio of Investments                                              Page 22

Statements of Assets and Liabilities                                     Page 35

Statements of Operations                                                 Page 36

Statements of Changes in Net Assets                                      Page 38

Notes to Financial Statements                                            Page 40

Financial Highlights                                                     Page 46

Board of Directors and Officers                                          Page 49

Privacy Notice                                                           Page 54

Proxy Voting Policies and Procedures
   and Record of Voting Activity                                         Page 55

Quarterly Reports on Portfolio Holdings                                  Page 55

Regions Morgan Keegan Fund Complex                                       Page 56

--------------------------------------------------------------------------------
                         MORGAN KEEGAN SELECT FUND, INC.
                                  INTRODUCTION
--------------------------------------------------------------------------------

Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund are each a series of Morgan Keegan Select Fund, Inc. Morgan Asset Management, Inc. (the "Adviser") is the investment adviser for each fund.

REGIONS MORGAN KEEGAN
SELECT INTERMEDIATE BOND FUND

The Regions Morgan Keegan Select Intermediate Bond Fund seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its total assets in debt securities. The fund targets investment grade, intermediate term maturity bonds with effective maturities between one and ten years that the Adviser believes offer attractive yield and capital appreciation potential. The Adviser is not required to sell a security that is downgraded subsequent to purchase, but will consider what action, including sale, is in the best interest of the fund.

REGIONS MORGAN KEEGAN
SELECT HIGH INCOME FUND

The Regions Morgan Keegan Select High Income Fund seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Adviser believes offer attractive yield and capital appreciation potential. Below investment grade bonds involve a higher credit risk, which is the risk that the issuer will not make interest or principal payments when due. An economic downturn or period of rising interest rates could adversely affect the ability of issuers to service primary obligations and an unanticipated default could cause the fund to experience a reduction in value of its shares.

AN INVESTOR SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 1-800-546-2188. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

NOT FDIC INSURED            MAY LOSE VALUE                   NO BANK GUARANTEE

--------------------------------------------------------------------------------
                         MORGAN KEEGAN SELECT FUND, INC.
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,

We are pleased to present the enclosed semi-annual report for Morgan Keegan Select Fund, Inc. You will find information on fund strategy and investments, as well as performance for the six-month period ended December 31, 2004.

The growth of the U.S. economy slowed during the last half of 2004 due to higher oil prices, rising short-term interest rates, lackluster job growth, the continuing war in Iraq and the ever present threat of terrorism. However, during these challenging economic and political times, the Regions Morgan Keegan Select Intermediate Bond Fund ("Intermediate Bond Fund") and the Regions Morgan Keegan Select High Income Fund ("High Income Fund") continued to perform well relative to their peers and their respective benchmark indices. Both funds have Morningstar's highest five-star rating and continue to rank near the top of their respective categories. The Intermediate Bond Fund ranked in the top 2% of all intermediate-term bond funds for the 1-year and 5-year periods ended December 31, 2004 and the High Income Fund ranked in the top 4% of all high-yield bond funds for the 1-year period and it ranked in the top 2% of all high-yield bond funds for the 5-year period ended December 31, 2004, according to Morningstar.

We believe that the U.S. economy will strengthen in 2005 and it is likely that the Federal Reserve will continue to raise short-term interest rates. It is important to stay focused on your long-term investment strategy especially in times of economic uncertainties. Your financial adviser can help you evaluate your portfolio's performance to ensure that your diversified mix of investments is designed to help generate the long-term performance your goals demand.

As always, we appreciate your continued support of the Regions Morgan Keegan Select Fund family. We remain committed to helping you pursue your financial goals through investments in our mutual fund family. You have our commitment to bring you the highest level of disciplined decision making and personal service to meet your financial needs.

Sincerely,

/s/ Carter E. Anthony
-----------------------------
Carter E. Anthony, CFA
President
Morgan Asset Management, Inc.

February 18, 2005

--------------------------------------------------------------------------------
                         MORGAN KEEGAN SELECT FUND, INC.
                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The following table illustrates the Intermediate Bond Fund's and the High Income Fund's relative performance compared to their respective benchmark indices.

------------------------------------------------------------------------------------------------------------------------------------
                                  NET ASSET VALUE TOTAL RETURNS AS OF DECEMBER 31, 2004
                                                                 INTERMEDIATE BOND FUND
                                                                                                               LEHMAN
                                                                                                              BROTHERS
                                                                                                            INTERMEDIATE
                                                                                                                U.S.
                                                                                                              AGGREGATE
                                                                                                               INDEX(1)
                                                        CLASS A            CLASS C           CLASS I
                                                         SHARES            SHARES            SHARES
   6 Months                                             3.88%             3.60%              3.91%              3.49%

   1 Year                                               7.00%             6.63%              7.26%              3.74%

   5 Year                                               9.15%             8.75%              9.42%              7.23%

   Commencement of Operations (3/22/99)                 8.20%             7.81%              8.47%              6.36%

                                                                      HIGH INCOME FUND                         LEHMAN
                                                                                                             BROTHERS BA
                                                                                                              U.S. HIGH
                                                                                                            YIELD INDEX(2)
                                                        CLASS A            CLASS C           CLASS I
                                                         SHARES            SHARES            SHARES
   6 Months                                             8.73%             8.46%              8.86%              8.36%

   1 Year                                              16.08%            15.50%             16.36%              9.61%

   5 Year                                              15.36%            14.82%             15.67%              8.49%

   Commencement of Operations (3/22/99)                14.36%            13.81%             14.65%              7.50%
------------------------------------------------------------------------------------------------------------------------------------
(1)  Lehman Brothers Intermediate U. S. Aggregate Index covers securities in the intermediate maturity range of the Lehman Brothers
     Aggregate Index. The Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
(2)  Lehman Brothers Ba U. S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK)
     bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE
WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND
PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT
MONTH END PERFORMANCE, CALL 1-800-564-2188.
TOTAL RETURNS ASSUME AN INVESTMENT AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND SALE OF ALL
SHARES AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND
DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. RETURNS SHOWN ARE NET ASSET VALUE RETURNS AND DO NOT REFLECT ANY APPLICABLE SALES
CHARGES OR CONTINGENT DEFERRED SALES CHARGES. THE RETURNS WOULD BE LOWER IF THE MAXIMUM SALES CHARGES WERE INCLUDED.

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                       ABOUT SHAREHOLDER AND FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of expenses on their investments. As a shareholder of a fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other fund expenses. Operating expenses, which are deducted from a fund's gross income, reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following example is intended to help you to understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six month period beginning July 1, 2004 and ending December 31, 2004.

The following table illustrates your fund's costs in two ways:

BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled "Expenses Paid During Period."

BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs which may be incurred by some of the fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on the operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

----------------------------------------------------------------------------------------------------------------------------
                                          ANNUALIZED            BEGINNING               ENDING               EXPENSES
                                            EXPENSE           ACCOUNT VALUE          ACCOUNT VALUE         PAID DURING
                                             RATIO              7/1/2004              12/31/2004             PERIOD(1)
  *
INTERMEDIATE BOND FUND
ACTUAL
Class A Shares                                 0.77%     $          1,000       $       1,038.80       $         3.96
Class C Shares                                 1.12%     $          1,000       $       1,036.00       $         5.75
Class I Shares                                 0.52%     $          1,000       $       1,039.10       $         2.67
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
Class A Shares                                 0.77%     $          1,000       $       1,021.32       $         3.92
Class C Shares                                 1.12%     $          1,000       $       1,019.56       $         5.70
Class I Shares                                 0.52%     $          1,000       $       1,022.58       $         2.65
HIGH INCOME FUND
ACTUAL
Class A Shares                                 1.12%     $          1,000       $       1,087.30       $         5.89
Class C Shares                                 1.62%     $          1,000       $       1,084.60       $         8.51
Class I Shares                                 0.86%     $          1,000       $       1,088.60       $         4.53
HYPOTHETICAL
(ASSUMING A 5% RETURN BEFORE EXPENSES)
Class A Shares                                 1.12%     $          1,000       $       1,019.56       $         5.70
Class C Shares                                 1.62%     $          1,000       $       1,017.04       $         8.24
Class I Shares                                 0.86%     $          1,000       $       1,020.87       $         4.38
----------------------------------------------------------------------------------------------------------------------------

(1)  Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2004
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the six months and the year ended December 31, 2004, the Regions Morgan Keegan Select Intermediate Bond Fund's Class A Shares had a total return of 3.88% and 7.00%, respectively, based on net asset value. The fund's returns surpassed the LEHMAN BROTHERS INTERMEDIATE U.S. AGGREGATE INDEX'S(1) six-month and annual returns of 3.49% and 3.74%, respectively. For Class A Shares, the fund paid $0.77 in distributions per share during the twelve month period ended December 31, 2004.

We attribute the fund's relative outperformance to an overweight allocation to credit sensitive sectors including corporate bonds, asset-backed securities and mortgage-backed securities. A corresponding underweight allocation to U.S. government agencies also aided performance, as these securities provided the lowest yields and are very sensitive to changes in the interest rates. The fund's investments in asset-backed issues and selective issues in corporate debt had the strongest performance during the period.

Providing the strongest returns for the year were net interest margin ("NIM") bonds backed by home equity collateral and banks in the franchise finance sector. NIM bonds performed well due to their high coupon, usually 6.5-8% and very short duration, generally less than 1.5 years. These bonds are typically issued with a BBB or A credit rating, which held up very well due to the strong real estate market. The second category of bonds that performed particularly well were those backed by franchise loans. This category of bonds was very distressed over the past three years. However, those issues that maintained their investment grade rating provided exceptional returns. Our portfolio included senior tranches of franchise finance providers such as Amresco, Atherton, and Falcon.

After two and a half years of falling interest rates, economic data has shown that the U.S. economy is strengthening. It is likely that the general level of interest rates will drift higher over the next several quarters and that the performance of fixed income portfolios will be driven much more by income production than price appreciation. With expectations of higher interest rates, we have begun integrating more floating rate bonds and continuing to focus on undervalued, unique situations in the investment grade universe. Our relatively high current annualized yield of over 7.0% should provide some cushion against rising interest rates.

However, we will maintain a fully invested position in order to maximize our income generation and to be prepared for persistently low interest rates. We believe income generation rather than capital appreciation and asset allocation among credit sensitive sectors will be the keys to strong relative performance over the next few quarters.


/s/ James C. Kelsoe
----------------------------
James C. Kelsoe, Jr., CFA
Portfolio Manager

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2004
--------------------------------------------------------------------------------

PORTFOLIO STATISTICS AS OF 12/31/04
Net Asset Value per Share*                                    $10.04
Net Assets                                                    $367.4 million
Portfolio Average Credit Rating                                    A
Portfolio Current Yield                                         7.64%
Portfolio Yield to Maturity                                     7.23%
Portfolio Duration                                              3.32 years
Average Effective Maturity                                       5.2 years
Number of Holdings                                               153
2004 12-Month Class A Share Distributions                      $0.77
2004 12-Month Class C Share Distributions                      $0.73
2004 12-Month Class I Share Distributions                      $0.79
                  * Class A Shares only.

ASSET ALLOCATION*

                           [PIE CHART REPRESENTATION]


           Mortgage-Backed Securities        3.1%
           Cash                              5.3%
           Corporate Bonds                   0.3%
           Government Agency Securities      6.8%
           Preferred Stock                   0.2%
           Asset Backed Securities          84.3%

* Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments. Current holdings may not reflect holdings as of the date of this report.


LARGEST HOLDINGS*
Atherton 1999-A A2                                            3.3%
United Capital Markets 2003-A                                 2.1%
Diversified Asset 1A A1                                       2.1%
FMAC Loan Receivables Trust 1997-C A                          2.0%
Commercial Mortgage 2002-FL7 G                                1.8%

* As a percent of total net assets as of December 31, 2004. Current holdings may not reflect holdings as of the date of this report.


             GROWTH OF $10,000 INVESTMENT IN INTERMEDIATE BOND FUND

The graph below illustrates the hypothetical investment of $10,000 in the Regions Morgan Keegan Select Intermediate Bond Fund from March 22, 1999 (commencement of investment operations) to December 31, 2004, compared to the Lehman Intermediate U.S. Aggregate Index.(1)

--------------------------------------------------------------------------------
               REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2004
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04


Intermediate Bond Fund, Class A              Lehman Intermediate Aggregate Index
        3/22/99        $ 9,800                       3/22/99         $10,000
        6/30/99          9,806                       6/30/99           9,966
        6/30/00         10,422                       6/30/00          10,422
        6/30/01         11,793                       6/30/01          11,588
        6/30/02         12,926                       6/30/02          12,591
        6/30/03         14,217                       6/30/03          13,689
        6/30/04         14,882                       6/30/04          13,805
       12/31/04         15,460                      12/31/04          14,287

Intermediate Bond Fund, Class C
        3/22/99        $10,000
        6/30/99          9,996
        6/30/00         10,588
        6/30/01         11,939
        6/30/02         13,053
        6/30/03         14,280
        6/30/04         14,911
       12/31/04         15,447

Intermediate Bond Fund, Class I
        3/22/99        $10,000
        6/30/99         10,013
        6/30/00         10,671
        6/30/01         12,104
        6/30/02         13,313
        6/30/03         14,664
        6/30/04         15,403
       12/31/04         16,004


                                                                  COMMENCEMENT
                                                                 OF OPERATIONS
                          1 Year             5 Year                (3/22/99)

Class A Shares(2)          4.86%              8.71%                     7.82%

Class C Shares             5.56%(3)           8.75%                     7.81%

Class I Shares             7.26%              9.42%                     8.47%


(1) Lehman Brothers Intermediate U. S. Aggregate Index covers securities in the intermediate maturity range of the Lehman Brothers Aggregate Index. The Aggregate Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

(2) Total returns shown for Class A Shares reflect the maximum sales charge of 2.00%.

(3) Total 1-year return shown for Class C Shares reflects the maximum contingent deferred sales charge of 1.00%.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH END PERFORMANCE, CALL 1-800-564-2188.
TOTAL RETURNS ASSUME AN INVESTMENT AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND SALE OF ALL SHARES AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                           NRSRO                                  Market
   Shares   Description                                            Rating               Cost              Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 76.9% OF NET ASSETS
            CERTIFICATE-BACKED OBLIGATIONS - 6.7%
            Incaps Funding II,                                       A-
4,000,000   3.068% Bond 1/15/34 (a)                                                  $   3,961,032      $   3,960,000
            MM Community Funding,
3,500,000   4.25% 8/1/31 (a)                                         BBB                 4,515,845          4,505,625
            MM Community Funding III,
5,000,000   3.27% 5/1/32 (a)                                         A-                  5,054,560          5,056,250
            MM Community Funding I,
 493,797    8.03% 6/15/31 (a)                                        AAA                   493,797            562,903
            Preferred Term Securities XVI,
4,000,000   Zero Coupon Bond 3/23/35 (a)                             A-                  4,000,000          4,000,000
            US Capital Funding I,
2,000,000   2.82% 5/1/34 (a)                                         A-                  2,000,000          2,000,000
            US Capital Funding III,
3,000,000   3.869% 12/1/35 (a)                                       A-                  3,000,000          3,000,000
            US Capital Funding II B-1,
1,500,000   2.941% 8/1/34 (a)                                        A-                  1,500,000          1,500,000
                                                                                     ---------------    ---------------
                                                                                     $  24,525,234      $  24,584,778
                                                                                     ---------------    ---------------

            COLLATERALIZED BOND OBLIGATION - 6.0%
6,000,000   AJAX Limited 2A C,
            3.66% 9/8/32 (a)                                         BBB                 5,161,501          5,340,000
4,315,881   Beacon Hill CBO, Ltd. 2A A1,
            2.20% 8/10/34 (a)                                        AA+                 3,585,992          3,580,749
7,805,698   Diversified Asset Securitization 1A A1, 7.873% 9/15/35   AA                  7,812,739          7,996,468
2,800,000   E-Trade 2003-1A PSC,
            11.50% 2/10/37 (a)                                       BBB-                2,977,491          3,024,000
2,400,000   Restructured Asset 2003-3A A3, 2.56% 1/29/22 (a)         AA-                 1,911,000          1,911,000
                                                                                     ---------------    ---------------
                                                                                     $  21,448,723      $  21,852,217
                                                                                     ---------------    ---------------

            COMMERCIAL LOANS - 17.0%
 215,000    Asset Securitization 1995-MD4 A4, 7.384% 8/13/29         AA                    208,961            234,356
            Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30
            interest-only strips                                     AAA                   152,691            118,248
 700,000    Banc One/FCCC Mortgage 2000-C1A C, 7.206% 10/18/31 (a)   AAA                   620,783            608,354
            Bear Stearns Mortgage 2000-WF1 X, 0.26% 2/15/32
            interest-only strips                                     AAA                 1,692,863          1,510,707
            CDC Commercial 2002-FX1 XCL, 0.725% 5/15/35 interest-
            only strips (a)                                          AAA                 1,337,728          1,336,105

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                           NRSRO                                  Market
   Shares   Description                                            Rating               Cost              Value (b)

           Chase Manhattan Bank 1999-1 X, 0.32% 8/15/31              AAA
           interest-only strips                                                      $    551,329       $    531,372
           Commercial Capital 3A X,
           4,283.292% 2/15/09 interest-only strips (a)               AAA                2,937,521          2,845,798
33,205,716 Commercial Mortgage 2002-FL7 G, 2.944% 11/15/14 (a)       BBB+               6,820,458          6,850,742
           CS First Boston 2002-CKP1 AX, 0.145% 12/15/35
           interest-only strips (a)                                  AAA                5,890,519          6,531,730
           CS First Boston 2003-CK2 AX, 0.168% 3/15/36 interest-
           only strips (a)                                           AAA                1,946,769          2,033,963
           DLJ Mortgage 1997-CF2 S,
           0.25% 10/15/30 interest-only strips (a)                   AAA                  609,950            503,830
           FFCA Secured Lending 1998-1,
           1.62% 1/18/17 interest-only strips (a)                    AAA                  935,353            513,490
           GMAC Commercial Mortgage
           1997-C2 X, 1.12%, 4/15/29 interest-only strips            AAA                1,009,859            919,841
2,000,000  GMAC Commercial Mortgage
           1998-C1 F, 7.096% 5/15/30                                 BBB-               4,896,629          5,152,350
           GS Mortgage 1998-C1 X,
           0.775% 10/18/30 interest-only strips                      AAA                  717,641            531,978
3,500,000  Greenwich Capital 2003-FL1 M, 3.63% 7/5/18 (a)            BBB-               3,465,268          3,475,605
5,469,773  Heller Mortgage 1999-PH1 A1,
           6.50% 5/15/31                                             AAA                2,460,118          2,430,045
           Heller Mortgage 2000-PH1 X,
           0.295% 1/17/34 interest-only strips (a)                   AAA                1,431,629          1,278,436
           Legg Mason 2003-20 A,
           4.856% 7/25/21 interest-only strips (a)                   AAA                1,323,768          1,089,195
3,750,000  Lehman Brothers 2002-LLFA L, 3.50% 6/14/17 (a)            BBB-               3,712,795          3,712,500
4,000,000  LTC Mortgage 1996-1 D,
           7.97% 4/15/28 (a)                                         A+                 3,844,286          3,876,498
5,000,000  Merrill Lynch Mortgage 1998-C1 B, 6.75% 11/15/26          AA                 5,679,357          5,631,300
4,191,000  Merrill Lynch Mortgage 1998-C1 E, 6.75% 11/15/26          BBB-               4,274,898          4,307,971
           Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26
           interest-only strips                                      AAA                2,816,321          3,170,620
           Nomura Asset 1996-MD5 CS1,
           0.78% 4/13/39 interest-only strips                        AAA                1,417,216            207,472

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                           NRSRO                                 Market
   Shares     Description                                          Rating             Cost               Value (b)

              Salomon Brothers Mortgage
              2001-C2 X1, 0.637% 11/13/11 interest-only strips (a)  AAA          $   2,923,551        $   3,128,142
                                                                                 ----------------     ----------------
                                                                                 $  63,678,261        $  62,530,648
                                                                                 ----------------     ----------------

              EQUIPMENT LEASES - 1.9%
5,000,000     Aircraft Finance 1999-1A A1, 2.88% 5/15/24            BBB              3,476,938            3,475,000
5,000,000     Lease Inv Flight 1 A1,
              2.49% 7/15/31                                         BBB              3,465,982            3,462,500
                                                                                 ----------------     ----------------
                                                                                 $   6,942,920        $   6,937,500
                                                                                 ----------------     ----------------

              FRANCHISE LOANS - 15.0%
1,000,000     Atherton Franchisee 1998-A A2, 6.72% 8/15/10 (a)      AAA              3,752,105            3,712,480
              Atherton Franchisee 1998-A AX, 2.178% 5/15/18
              interest-only strips (a)                              AAA                882,793              872,070
16,849,273    Atherton Franchisee 1998-A B, 6.85% 6/15/11 (a)       AA                 861,889              897,413
11,495,356    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)      A+              12,257,600           12,401,320
2,875,000     Falcon Franchise Loan 1999-1 D, 8.40% 7/15/13 (a)     BBB              3,147,454            3,166,784
              Falcon Franchise Loan 2000-1, 3.075% 6/5/20
              interest-only strips (a)                              AAA              3,077,112            2,969,646
1,574,722     Falcon Franchise Loan 2001-1 A1, 6.067% 1/5/23 (a)    AAA              1,527,154            1,570,818
              Falcon Franchise Loan 2001-1, 3.17% 1/5/23
              interest-only strips (a)                              AAA                469,148              467,266
3,598,550     Falcon Franchise Loan 2003-1 A1, 4.856% 1/5/25 (a)    AA               3,496,683            3,528,632
1,000,000     Falcon Franchise Loan 2003-1 C, 7.074% 1/5/25 (a)     BBB+               987,407              977,870
              Falcon Franchise Loan 2003-1, 3.252% 1/5/25
              interest-only
              strips (a)                                            AAA              1,282,000            1,281,548
              FMAC Loan Trust 1997-A AX, 2.843% 4/15/19
              interest-only strips (a)                              AA               1,521,065            1,384,947
2,678,000     FMAC Loan 1997-A C,
              7.90% 4/15/19 (a)                                     BBB              1,755,726            1,747,663
5,153,886     FMAC Loan Trust 1997-C A,
              6.75% 12/15/19 (a)                                    BBB              7,322,617            7,553,500

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                            NRSRO                                 Market
  Shares    Description                                             Rating             Cost               Value (b)
            FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-
            only strips (a)                                          BBB          $     405,655        $     279,726
            FMAC Loan Trust 1998-CA AX, 1.959% 9/15/18 interest-
            only strips (a)                                          AAA              2,404,261            3,406,367
            Franchise Loan Trust 1998-I AX, 1.82% 7/15/18
            interest-only strips (a)                                 A-               2,344,699            2,964,104
2,002,560   Peachtree Franchise 1999-A A1, 6.680% 1/15/21 (a)        A-               1,941,931            1,919,238
            Peachtree Franchise 1999-A AX, 1.053% 1/15/21
            interest-only strips (a)                                 AA-              2,643,562            3,955,754
                                                                                  ----------------     ----------------
                                                                                  $  52,080,861        $  55,057,146
                                                                                  ----------------     ----------------

            HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 0.1%
 111,436    Cityscape Home Loan 1997-2 M2, 8.06% 4/25/18             BBB                106,946              105,306

            HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 22.3%
3,125,000   Aames Mortgage Trust 2001-2 B, 7.367% 8/25/31            BBB              2,503,332            2,260,203
3,000,000   Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31            BBB              1,999,081            2,110,709
2,434,000   Ace Securities 2004-IN1 M6,
            4.65% 5/25/34                                            BBB+             2,267,026            2,263,620
1,411,493   Ameriquest Finance NIM Trust
            2003-N11A, 7.143% 10/25/33 (a)                           BBB+               877,971              875,185
 133,525    Amresco Residential Securities
            1997-2 M2F, 7.665% 6/25/27                               BBB+               127,578              133,218
5,250,000   Argent NIM Trust 2003-N6 B,
            6.75% 3/25/34 (a)                                        BBB-             5,036,776            5,053,125
2,350,000   Argent Securities 2004-W8 M10, 4.60% 5/25/34             BBB-             1,847,308            1,836,313
4,100,000   Argent Securities 2004-WNS B, 8.75% 5/25/34 (a)          BBB-             4,080,503            4,080,033
2,000,000   ARNIM 2004-WN10 A, 4.21% 11/25/34 (a)                    A-               1,910,837            1,910,837
2,000,000   ARNIM 2004-WN10 B, 7.39% 11/25/34 (a)                    BBB-             2,000,000            2,000,000
 391,662    Conseco Finance 2000-B BF1,
            9.44% 2/15/31                                            BBB              1,756,031            1,834,045
3,600,000   Conseco Finance 2000-F BF1, 10.55% 9/15/20               A-               3,762,613            3,640,637
2,500,000   Conseco Finance 2000-F MF2,
            8.93% 3/15/24                                            AA-              2,622,528            2,534,107
3,000,000   Conseco Finance 2002-C BF1,
            8.00% 8/15/33                                            BBB              2,856,172            3,048,960

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                            NRSRO                                 Market
  Shares    Description                                             Rating             Cost               Value (b)
2,000,000   Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30        BBB-         $   1,767,479        $   1,866,920
2,000,000   First Franklin 2003-FF5 N2,
            7.869% 4/25/34 (a)                                       BBB              2,000,000            2,000,000
3,000,000   First Franklin 2004-FF5 N4,
            8.353% 8/25/34                                           BBB+             3,029,892            3,030,000
6,778,000   First Franklin 2004-FF11 M10, 5.431% 1/25/35             BBB-             5,962,651            5,961,454
  335,059   Long Beach Holdings 2003-2 N1, 7.627% 6/25/33 (a)        BBB                100,424              100,348
8,000,000   Long Beach Mortgage 2001-1 M2, 2.91% 4/21/31             A                6,596,789            6,567,066

5,825,000   Long Beach Mortgage 2001-2 M2, 2.883% 7/25/31            BBB              5,097,136            5,096,780
3,250,000   Long Beach Mortgage 2001-4 M2, 3.583% 3/25/32            A-               3,201,465            3,201,250
            Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34
            interest-only strips (a)                                 BBB+             2,762,508            2,760,000
4,500,000   Meritage Mortgage 2004-2 M10, 5.079% 1/25/34             BBB-             3,916,915            3,909,375
  108,652   NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34          BBB              1,837,319            1,835,620
2,000,000   Park Place Securities NIM Trust
            2004-MCWNI B, 7.38% 8/25/34 (a)                          BBB              2,000,000            2,000,000
2,645,024   Sail Net Interest Margin Notes
            2004-5A B, 6.75% 6/25/34 (a)                             BBB              2,317,085            2,316,129
3,725,000   Sasco Net 2003-BC2 N3, 10.00% 2/27/33 (a)                BBB-             3,606,113            3,762,250
1,346,141   Sharps Trust 2003-6HEN N,
            7.25% 11/25/33 (a)                                       BBB-             1,016,073            1,012,603
  154,309   Sharps Trust 2003-HE1N N,
            6.90% 11/25/33 (a)                                       BBB                106,268              106,268
2,771,010   Sharps Trust 2003-HS1N N,
            7.48% 6/25/33 (a)                                        BBB-             1,870,660            1,860,817
2,092,611   Sharps Trust 2003-NC1N N,
            7.25% 11/25/33 (a)                                       BBB-             1,149,563            1,151,027
                                                                                  ----------------     ----------------
                                                                                  $  81,986,096        $  82,118,899
                                                                                  ----------------     ----------------

            HOME IMPROVEMENT LOANS - 0.5%
1,240,000   Green Tree Home Improvement
            1996-C HEB1, 8.15% 6/15/27                               A                1,235,706            1,242,620
 350,000    Green Tree Home Improvement
            1998-E HEM2, 7.27% 6/15/28                               A                  331,781              358,561
 400,000    Green Tree Home Improvement 1999-E M2, 9.45% 10/15/24    A                  313,368              308,730
                                                                                  ----------------     ----------------
                                                                                  $   1,880,855        $   1,909,911
                                                                                  ----------------     ----------------

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                            NRSRO                                 Market
  Shares    Description                                             Rating             Cost               Value (b)
            MANUFACTURED HOUSING LOANS - 2.5%
 3,000,000  Firstfed Manufactured Housing 1996-1 B, Zero Coupon
            Bond 10/15/22 (a)                                       BBB            $    2,893,955      $    2,873,550
 2,500,000  Madison Avenue Manufactured Housing 2002-A M1,
            2.55% 3/25/32                                           AA-                 4,724,817           4,717,675
 1,911,676  Oakwood Mortgage 2001-B A2, 1.755% 3/15/18 (a)          BBB                 1,641,975           1,676,409
                                                                                   ----------------    ----------------
                                                                                   $    9,260,747      $    9,267,634
                                                                                   ----------------    ----------------

            SMALL BUSINESS LOANS - 4.9%
 3,650,000  ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)       A                   5,407,045           5,670,945
 5,000,000  ACLC Business Trust 1999-1 A2, 6.94% 8/15/2020 (a)      AA-                 5,018,475           5,001,950
   499,969  ACLC Business Trust 1999-2,
            9.35% 1/15/21 (a)                                       A                     492,061             412,225
84,925,558  United Capital Markets, Inc. 2003-A NOTE,
            1.90% 11/8/27 (a)                                       AAA                 6,429,867           7,078,752
                                                                                   ----------------    ----------------
                                                                                   $   17,347,448      $   18,163,872
                                                                                   ----------------    ----------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                   $  279,258,091      $  282,527,911
                                                                                   ----------------    ----------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 7.4% OF
NET ASSETS

            AUTO DEALERSHIPS - 0.2%
 1,000,000  Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)       BB+                   922,033             893,200

            COMMERCIAL LOANS - 0.3%
            Enterprise Mortgage 1998-1, 1.349% 1/15/25
            interest-only strips (a)                                B                     440,029             574,008
   780,643  Enterprise Mortgage 2000-1 A1, 7.92% 1/15/27 (a)        B-                    678,840             382,021
                                                                                   ----------------    ----------------
                                                                                   $    1,118,869      $      956,029
                                                                                   ----------------    ----------------

            EQUIPMENT LEASES - 0.1%
   93,041   United Airlines 2000-1 B,
            8.03% 7/1/11                                            CCC                    92,743              25,196

            FRANCHISE LOANS - 2.6%
            Captec Franchise 1999-1 A, 1.22% 10/25/18 interest-only
            strips (a)                                              BB                  2,031,330           2,912,939

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                           NRSRO                                    Market
  Shares   Description                                             Rating                 Cost              Value (b)
 721,054   FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)              B                 $     565,213      $     605,800
           FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only
           strips (a)                                               B                     1,050,007            737,961
           FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only
           strips (a)                                               BB                      370,237            484,845
5,896,771  FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)            BB-                   4,537,616          5,034,461
                                                                                      ----------------   ----------------
                                                                                      $   8,554,403      $   9,776,006
                                                                                      ----------------   ----------------

           HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 1.6%
4,114,000  Ace Securities 2004-RM1 B2, 1.436% 7/25/34 (a)           Non-rated             3,322,590          3,311,235
2,500,000  Argent Securities 2004-W11
           M-10, 5.34% 11/25/34                                     BB+                   2,447,673          2,447,275
                                                                                      ----------------   ----------------
                                                                                      $   5,770,263      $   5,758,510
                                                                                      ----------------   ----------------

           MANUFACTURED HOUSING LOANS - 2.6%
2,000,000  Conseco Finance 2002-2 B1, 9.25% 3/1/33                  CCC-                  1,894,316            820,000
3,000,000  Conseco Finance 2002-2 M2, 9.163% 3/25/33                CCC                   3,030,965          2,266,548
3,000,000  Deutsche Bank Financial 1997-I M, 7.275% 9/15/27         B-                    2,362,896          2,291,730
  200,000  Green Tree Financial 1997-4 B1, 7.23% 2/15/29            CCC-                    192,832             50,000
5,000,000  Greenpoint Manufactured Housing 1999-5 M2,
           9.23% 12/15/29                                           CC                    3,629,197          3,093,995
2,300,000  Oakwood Mortgage 1999-B M1, 7.18% 12/15/26               CC                    2,326,213            891,480
  718,046  Oakwood Mortgage 2001-B M2, 8.795% 3/15/31 (a)           CC                      269,664             67,127
 300,000   UCFC Manufactured Housing 1996-1 M, Zero Coupon
           Bond 1/15/28                                             CC                      267,567            234,000
                                                                                      ----------------   ----------------
                                                                                      $  13,973,650      $   9,714,880
                                                                                      ----------------   ----------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                                  $  30,431,961      $  27,123,821
                                                                                      ----------------   ----------------

CORPORATE BONDS - INVESTMENT GRADE - 0.3% OF NET ASSETS
1,197,000  Countrywide Capital,
           8.00% Bond 12/15/26                                      BBB+                  1,283,241          1,279,701

MORTGAGE BACKED SECURITIES - 3.1% OF NET ASSETS

           COLLATERALIZED MORTGAGE OBLIGATION - 3.1%
           Harborview Mortgage 2003-2 1X, 1.58% 10/19/33
           interest-only strips                                     AAA                   1,493,859          1,482,559

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                                 NRSRO                              Market
  Shares          Description                                             Rating             Cost           Value (b)
                  Harborview Mortgage 2004-1 X, 1.90% 4/19/34
                  interest-only strips                                     AAA          $   1,481,506     $   1,555,738
                  Harborview Mortgage 2004-8 X, 0.195% 11/19/34
                  interest-only strips                                     AAA              1,556,056         1,589,702
                  Mellon Residential 2004-TBC1 X, 0.716% 2/26/34
                  interest-only strips                                     AAA              1,806,106         1,620,091
2,938,776         SACO 2000-3A 1B3,
                  7.777% 9/25/40 (a)                                       BBB              2,743,893         2,632,550
  435,888         Salomon Brothers Mortgage
                  2000-1 B1, 9.00% 3/25/22                                 AAA                437,024           429,464
2,178,850         Structured Asset Securities
                  1999-SP1, 9.00% 5/25/29                                  BBB              1,995,638         1,956,803
                                                                                        ---------------   ---------------
TOTAL MORTGAGE BACKED SECURITIES                                                        $  11,514,082     $  11,266,907
                                                                                        ---------------   ---------------

GOVERNMENT AGENCY SECURITIES - 6.8% OF NET ASSETS
                  Fannie Mae 1997-M6,
                  0.757% 3/17/37 interest-only strips (c)                  Non-rated        1,348,066           939,697
                  Fannie Mae 1998-M4 N,
                  1.58% 2/25/35 interest-only strips (c)                   Non-rated          618,327           175,462
                  Fannie Mae 1999-M3 N,
                  0.948% 6/25/38 interest-only strips (c)                  Non-rated        2,037,623         1,457,706
                  Fannie Mae 2000-M2,
                  0.242% 6/17/40 interest-only strips (c)                  Non-rated          632,350           113,077
                  Fannie Mae 2002-84 PI,
                  4.60% 1/25/20 interest-only
                  strips (c)                                               Non-rated          961,807            98,002
                  GNMA 2001-44,
                  1.072% 7/16/41 interest-only strips (c)                  Non-rated        2,278,271         1,651,446
                  GNMA 2002-28, 1.45% 1/16/42 interest-only strips (c)     Non-rated        1,107,054           929,140
                  GNMA 2003-59 XA,
                  0.30% 6/16/34 interest-only
                  strips (c)                                               Non-rated        4,999,763         5,060,448
                  GNMA 2003-64 XA,
                  0.492% 8/16/43 interest-only strips (c)                  Non-rated        3,914,678         2,151,724
                  GNMA 2003-7 IP,
                  5.50% 10/16/25 interest-only strips (c)                  Non-rated          469,951           232,385
  412,643         Small Business Administration
                  1994-20J 1, 8.30% 10/1/14 (c)                            Non-rated          359,230           363,793
  247,384         Small Business Administration
                  1996-20G 1, 7.70% 7/1/16 (c)                             Non-rated          261,807           265,958
  222,184         Small Business Administration
                  1997-20D 1, 7.50% 4/1/17 (c)                             Non-rated          198,236           204,266
  108,111         Small Business Administration
                  2000-20B 1, 7.73% 2/1/20 (c)                             Non-rated          114,210           120,643

---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                                 NRSRO                               Market
  Shares            Description                                          Rating             Cost             Value (b)
  215,224           Small Business Administration                       Non-rated
                    2000-20D 1, 7.47% 4/1/20 (c)                                        $     197,852    $      212,986
2,554,872           Small Business Administration
                    2001-20J 1, 5.76% 10/1/21 (c)                       Non-rated           2,440,569         2,542,640
1,549,571           Small Business Investment Companies 2000-P10A 1,
                    8.017% 2/10/10 (c)                                  Non-rated           1,593,611         1,620,065
  243,593           Small Business Investment Companies 2000-P10B 1,
                    7.449% 8/1/10 (c)                                   Non-rated             231,125           242,166
1,330,539           Small Business Investment Companies 2001-P10B 1,
                    6.344% 8/1/11 (c)                                   Non-rated           1,387,020         1,390,329
2,000,000           Small Business Investment Companies 2002-P10A 1,
                    6.03% 2/10/12 (c)                                   Non-rated           1,688,800         1,690,644
1,868,362           Small Business Investment Companies 2003-P10A 1,
                    4.504% 2/10/13 (c)                                  Non-rated           1,847,108         1,847,740
1,666,397           Small Business Investment Companies 2004-P10A 1,
                    4.524% 2/10/14 (c)                                  Non-rated           1,673,491         1,673,695
                                                                                        ---------------  ----------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                      $  30,360,949    $   24,984,012
                                                                                        ---------------  ----------------

PREFERRED STOCKS - 0.1% OF NET ASSETS
      500           Compass Loan Holdings (a)                                                 424,328           551,921

EURODOLLAR TIME DEPOSITS - 5.3% OF NET ASSETS
                    State Street Bank & Trust Company Eurodollar time
                    deposits dated December 31,2004, 1.75%, maturing at
                    $19,442,835 on January 3, 2005.                                        19,440,000        19,440,000
                                                                                        ---------------  ----------------
TOTAL INVESTMENTS - 99.9% OF NET ASSETS                                                 $ 372,712,652    $  367,174,273
                                                                                        ---------------  ----------------
OTHER ASSETS AND LIABILITIES, NET - 0.1% OF NET ASSETS                                                          195,201
                                                                                                         ================
NET ASSETS                                                                                               $  367,369,474
                                                                                                         ================

(a)  These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
(b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
NRSRO-- Nationally Recognized Statistical Rating Organization.

                                                             16
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                    REGIONS MORGAN KEEGAN SELECT INCOME FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2004
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

For the six months and the year ended December 31, 2004, the Regions Morgan Keegan Select High Income Fund's Class A Shares had a total return of 8.73% and 16.08%, respectively, based on net asset value. The fund's returns surpassed the LEHMAN Ba U.S. HIGH YIELD INDEX'S(1) six-month and annual returns of 8.36% and 9.61%, respectively. For Class A Shares, the fund paid $1.30 in distributions per share during the twelve-month period ended December 31, 2004.

During the six months and the year ended December 31, 2004, the strength among high yield issues shifted from higher credit sectors to the lower end of the credit spectrum. Investors' expectations for a slow and steady rise in interest rates did not appear to have changed significantly since the first rate hike in June of 2004. Consequently, during the second half of the year, the high yield sector was driven primarily by credit perception. The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX(2) shows that the average high yield bond returned 9.64% and 11.13%, respectively, for the six months and the year ended December 31, 2004. Lower credit quality issues, such as Caa(3), generated a return of 12.61% during the six months and 13.80% for the year.

Our high income strategy emphasizes diversification among asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification has allowed us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2004 included commercial mortgage-backed securities, distressed credit card receivables, below investment grade corporate bonds and dividend paying or income oriented common stocks.

Valuations of commercial real estate, including office, retail and industrial properties, became significantly depressed in the months after the terrorist attacks on September 11, 2001. The fund accumulated these assets over the next 18-24 months and during 2004 the fund realized significant profits from these assets as the economy strengthened and market demand for these assets bid up prices significantly.

Another group of holdings within the asset-backed arena that provided a boost to returns during 2004 was credit card receivables from issuers such as Nextel, First Consumers, and Metris. Elevated delinquencies and charge-offs caused these assets to suffer significant credit downgrades and to trade down as low as 60%-70% discounts from the original issue. Again a recovering economy mitigated delinquencies and the robust structure of those trusts caused these assets to recover virtually all of their value.

For 2005, we expect continued economic recovery and continued increases in short-term interest rates by the Federal Reserve. To position the fund to take advantage of these conditions, we have increased our allocation of floating rate bonds. These bonds, which may be corporate or asset-backed, have coupon rates that will increase as short-term interest rates increase. This feature should allow the fund to benefit from rising rates as well as maintain its net asset value. We also expect business conditions to continue to improve which should produce a continual uptrend in corporate as well as household earnings. By increasing our investments in corporate debt and securitized home equity loans, the fund stands to benefit from this trend.


/s/ James C. Kelsoe
----------------------------
James C. Kelsoe, Jr., CFA
Portfolio Manager

(1) Lehman Brothers Ba U.S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.
(2) Lehman Brothers U.S. Corporate High Yield Index is comprised of fixed rate, non-investment grade debt issues rated Ba1 or lower by Moody's Investors, BB+ or lower by S&P, or non-investment grade by Fitch Investor's Service. The index carries debt issued in the Industrial, Utility, and Finance Sectors. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and a minimum outstanding par value of $150 million. The index is unmanaged, and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.
(3) Lehman Brothers Caa High Yield Index is the Caa component of the Lehman Brothers U.S. Corporate High Yield Index. The Caa High Yield Index covers fixed rate, non-investment grade debt rated Caa by Moody's Investors or rated comparably by another major rating agency. The index is unmanaged, and unlike the fund, is not affected by cashflows. It is not possible to invest directly in an index.

                                       17
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

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                                        REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                     PORTFOLIO COMMENTARY
                                                      December 31, 2004
-------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO STATISTICS AS OF 12/31/04

Net Asset Value per Share*                                                                       $10.69
Net Assets                                                                                     $1,066.2 million
Portfolio Average Credit Rating                                                                      BB
Portfolio Current Yield                                                                           10.83%
Portfolio Yield to Maturity                                                                       11.49%
Portfolio Duration                                                                                  3.8 years
Average Effective Maturity                                                                          8.3 years
Number of Holdings                                                                                  258
2004 12-Month Class A Share Distributions                                                         $1.30
2004 12-Month Class C Share Distributions                                                         $1.24
2004 12-Month Class I Share Distributions                                                         $1.32
                  * Class A Shares only.

ASSET ALLOCATION*


The plot points are as follows:

           Mortgage-Backed Securities        2.7%
           Cash                              1.8%
           Corporate Bonds                  19.6%
           Preferred Stock                   0.2%
           Common Stock                      5.4%
           Government Agency Securities      0.3%
           Asset Backed Securities          70.0%


*  Percentages  are based on total  investments,  which may differ from total net assets used in computing  the  percentages  in the
Portfolio of Investments. Current holdings may not reflect holdings as of the date of this report.

LARGEST HOLDINGS*

Enterprise Mortgage 2000-1 A2                                                                        2.0%
Enterprise Mortgage 2000-1 A1                                                                        1.7%
Long Beach 2001-4 M3                                                                                 1.6%
FMAC Loan Receivables Trust 1996-B A1                                                                1.6%
FMAC Loan Receivables Trust 1998-CA A2                                                               1.5%

* As a percent of total net assets as of December 31, 2004. Current holdings may not reflect holdings as of the date of this report.

                                                                 18
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--------------------------------------------------------------------------------

                  REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                              PORTFOLIO COMMENTARY
                                December 31, 2004
--------------------------------------------------------------------------------

                GROWTH OF $10,000 INVESTMENT IN HIGH INCOME FUND

The graph below illustrates the hypothetical investment of $10,000 in the Regions Morgan Keegan Select High Income Fund from March 22, 1999 (commencement of investment operations) to December 31, 2004, compared to the Lehman Brothers Ba U.S. High Yield Index.(1)

High Income Fund, Class A                          Lehman Ba High Yield Index
      3/22/99        $ 9,750                        3/22/99         $10,000
      6/30/99         10,110                        6/30/99           9,963
      6/30/00         11,129                        6/30/00          10,198
      6/30/01         13,342                        6/30/01          11,389
      6/30/02         15,153                        6/30/02          11,313
      6/30/03         17,080                        6/30/03          12,994
      6/30/04         19,480                        6/30/04          14,024
     12/31/04         21,180                       12/31/04          15,196

High Income Fund, Class C
      3/22/99        $10,000
      6/30/99         10,364
      6/30/00         11,342
      6/30/01         13,530
      6/30/02         15,290
      6/30/03         17,150
      6/30/04         19,480
     12/31/04         21,128

High Income Fund, Class I
      3/22/99        $10,000
      6/30/99         10,385
      6/30/00         11,449
      6/30/01         13,760
      6/30/02         15,666
      6/30/03         17,702
      6/30/04         20,257
     12/31/04         22,052


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/04

                                                                    COMMENCEMENT
                                                                   OF OPERATIONS
                              1 YEAR             5 YEAR               (3/22/99)

Class A Shares(2)             13.18%             14.78%                13.86%

Class C Shares                14.35%(3)          14.82%                13.81%

Class I Shares                16.36%             15.67%                14.65%

(1) Lehman Brothers Ba U. S. High Yield Index covers the universe of fixed rate, non-investment grade debt. Pay-in-kind (PIK) bonds, Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures, and 144-As are also included. The index is unmanaged, and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

(2) Total returns shown for Class A Shares reflect the maximum sales charge of 2.50%.

(3) Total 1-year return shown for Class C Shares reflects the maximum contingent deferred sales charge of 1.00%.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR CURRENT TO THE MOST RECENT MONTH END PERFORMANCE, CALL 1-800-564-2188. TOTAL RETURNS ASSUME AN INVESTMENT AT THE BEGINNING OF THE PERIOD, REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS, AND SALE OF ALL SHARES AT THE END OF THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


-------------------------------------------------------------------------------------------------------------------------------

                                        REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                   PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

  Principal  Description                                                   NRSRO           Cost              Market
   Amount/Shares                                                           Rating                           Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 11.5% OF NET
ASSETS


             COLLATERALIZED BOND OBLIGATION - 0.7%

7,500,000    Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                       BBB        $  7,499,702       $  7,837,500

             Commercial Loans - 1.2%
             Asset Securitization 1996-D2 ACS2, 0.89% 2/14/29
             interest-only strips                                          AAA              89,751            117,955
             Asset Securitization 1997-MD7 PS1, 0.25% 1/13/30
             interest-only strips                                          AAA             559,446            442,944
             Atherton Franchisee 1998-A AX, 2.175% 5/15/20 interest-only
             strips (a)                                                    AAA           2,869,054          2,924,752
             Atherton Franchisee 1999-A AX, 1.256% 3/15/19 interest-only
             strips (a)                                                    A+            1,764,260          1,693,267
             Commercial Mortgage 1997-ML1, 0.755% 12/15/30 interest-only
             strips                                                        AAA           2,135,324          1,554,626
             DLJ Commercial Mortgage
             1997-CF2 S, 0.40% 10/15/30 interest-only strips (a)           AAA           2,338,557          2,278,484
             Merrill Lynch Mortgage 1998-C1, 0.855% 11/15/26
             interest-only strips                                          AAA           3,173,546          3,560,715
                                                                                      ------------------ ------------------
                                                                                      $ 12,929,938       $ 12,572,743
                                                                                      ------------------ ------------------

             EQUIPMENT LEASES - 2.8%

12,402,245   AERCO 2A A3, 2.55% 7/15/25                                    BBB           9,218,430          9,208,667
                                                                           BB
10,000,000   Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24             BBB           6,953,875          6,950,000

20,000,000   Lease Investment Flight Trust 1 A1, 2.49% 7/15/31             BBB          13,870,871         13,850,000
                                                                                      ------------------ ------------------
                                                                                      $ 30,043,176       $ 30,008,667
                                                                                      ------------------ ------------------

             FRANCHISE LOANS - 2.9%
             Falcon Franchise Loan 1999-1,
             2.26% 6/5/18 interest-only strips (a)                         AAA           1,259,693          1,113,014
             Falcon Franchise Loan 2000-1,
             3.15% 6/5/20 interest-only strips (a)                         AAA           6,104,568          6,073,195
             Falcon Franchise Loan 2001-1,
             3.17% 1/5/23 interest-only strips (a)                         AA+           1,241,720          1,284,982
             Falcon Franchise Loan 2003-1,
             3.252% 1/5/25 interest-only strips (a)                        AAA           3,700,737          3,844,644
             FMAC Loan Trust 1997-A AX,
             2.843% 4/15/19 interest-only strips (a)                       AA            2,916,506          2,657,807
             FMAC Loan Trust 1997-C A,
3,068,625    6.75% 12/15/19 (a)                                            BBB           2,672,622          3,016,826
             FMAC Loan Trust 1997-C AX, 2.345% 12/15/19 interest-only
             strips (a)                                                    BBB           1,418,745          1,118,906

                                                                 20
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

-------------------------------------------------------------------------------------------------------------------------------

                                        REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                   PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

       Principal
        Amount/                                                                   NRSRO                     Market
         Shares         Description                                                Rating        Cost       Value (b)

                        FMAC Loan Trust 1998-CA AX, 1.794% 9/15/18              AAA
                        interest-only strips (a)                                      $        3,762,439 $      4,901,261
                        Franchise Loan Trust 1998-I AX, 1.82% 7/15/20
                        interest-only strips (a)                                A-             5,159,339        6,798,947
                                                                                      ------------------ ----------------
                                                                                      $       28,236,369 $     30,809,582
                                                                                      ------------------ ----------------

                        HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.9%

6,000,000               Ace Securities 2004-HE2 M5, 5.311% 10/25/34             BBB            4,793,160        4,782,180
6,160,000               Ace Securities 2004-HE4 M11, 5.694% 12/25/34            BBB-           4,929,708        4,926,214
2,250,000               Ameriquest Mortgage 2003-8 MV6, 4.87% 10/25/33          BBB-           1,897,270        2,070,668
3,000,000               Argent Securities 2004-W8 M10, 4.60% 5/25/34            BB             2,358,265        2,344,230
2,000,000               Conseco Finance 2002-C BF1, 8.00% 6/15/32               BBB-           1,904,113        2,032,640
2,600,000               First Franklin Mortgage 2003-FF5 N3, 10.00% 4/25/34 (a) BBB-           2,600,000        2,600,000
15,000,000              Long Beach Mortgage 2004-4 M12, 4.615% 10/25/34         BBB-          11,961,775       11,929,650
5,000,000               Park Place Securities 2004-MCW1 C, 10.00% 9/25/34 (a)   BBB            5,000,000        5,000,000
7,500,000               Park Place Securities 2004-MCW1 M10, 4.258% 10/25/34 (a)BBB-           5,790,905        5,850,000
                                                                                      ------------------ ----------------
                                                                                      $       41,235,196 $     41,535,582
                                                                                      ------------------ ----------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                      $      119,944,381 $    122,764,074
                                                                                      ------------------ ----------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 58.0% OF
NET ASSETS

                        CERTIFICATE-BACKED OBLIGATIONS - 4.5%

6,000,000               INCAPS Funding II 2003-2A SIN, 10.00% Bond 1/15/34 (a)  Non-rated      5,750,931        5,820,000
1,000,000               MM Community Funding I, 13.00% 6/15/31 (a)              Non-rated      1,000,000          990,000
5,155,000               MM Community Funding II, 3.50% 12/15/31 (a)             Non-rated      4,942,432        4,832,812
2,000,000               MM Community Funding III, 10.00% 5/1/32 (a)             Non-rated      2,000,000        1,980,000
6,189,000               MM Community Funding IX, 10.00% 5/1/33 (a)              Non-rated      6,008,555        6,003,330
1,000,000               MM Community Funding, Zero Coupon Bond 8/1/31 (a)(d)    Non-rated      1,000,000          990,000
2,000,000               Preferred Term Securities I, 13.00% 12/11/32 (a)        Non-rated      2,000,000        2,140,000


-------------------------------------------------------------------------------------------------------------------------------

                                        REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                   PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

 Principal
  Amount/                                                                         NRSRO                           Market
   Shares   Description                                                            Rating          Cost           Value (b)

1,000,000   Preferred Term Securities II, 13.00% 5/22/33 (a)                    Non-rated     $  1,000,000        $    900,000
2,000,000   Preferred Term Securities III, 10.00% Bond 11/5/33                  Non-rated        1,901,388           1,910,600
            Preferred Term Securities IV,
3,500,000   Zero Coupon Bond 6/24/34                                            Non-rated        3,500,000           3,500,000
2,000,000   Preferred Term Securities IX, 12.00% 4/3/33 (a)                     Non-rated        2,000,000           1,892,000
1,500,000   Preferred Term Securities VII, 12.00% 10/3/32 (a)                   Non-rated        1,500,000           1,320,000
            Preferred Term Securities XV,
2,000,000   Zero Coupon Bond 9/26/34 (a)                                        Non-rated        2,000,000           2,000,000
2,000,000   TPREF Funding I, Zero Coupon Bond 10/15/32 (a)                      Non-rated        2,000,000           1,980,000
            TPREF Funding II,
1,300,000   12.00% 11/15/32 (a)                                                 Non-rated        1,300,000           1,287,000
            TPREF Funding III,
3,000,000   11.00% 1/15/33 (a)                                                  Non-rated        3,000,000           2,940,000
            US Capital Funding I,
3,000,000   10.00% 5/1/34 (a)                                                   Non-rated        3,000,000           3,000,000
3,000,000   US Capital Funding II B-1, 6.90% 8/1/34 (a)                         Non-rated        3,000,000           3,000,000

2,000,000   US Capital Funding III, Zero Coupon Bond 12/1/35 (a)                Non-rated        2,000,000           2,000,000
                                                                                              ------------------  -----------------
                                                                                              $ 48,903,306        $ 48,485,742
                                                                                              ------------------  -----------------

            COLLATERALIZED BOND OBLIGATION - 2.0%

4,000,000   Crest 2000-1A D, 10.00% 8/31/36                                     BB               2,791,184           2,780,000
7,859,577   Crown 2002-1A E, 5.50% 1/22/13 (a)                                  BB+              6,605,199           6,680,641
            Hewett's Island 2004-1A COM,
6,000,000   Zero Coupon Bond 12/15/16                                           BB               6,000,000           6,000,000
3,000,000   Inner Harbor 2001-1A B2, 11.19% 6/15/13 (a)                         BB               3,013,611           3,045,000

2,875,000   New-Alliance 1X C, 8.56% 3/15/14                                    B                2,888,976           2,889,375
                                                                                              ------------------  -----------------
                                                                                              $ 21,298,970        $ 21,395,016
                                                                                              ------------------  -----------------

            COMMERCIAL LOANS - 15.9%
2,878,166   Banc of America 2002-X1 O, 7.00% 10/11/33 (a)                       BB+              2,411,571           2,469,495
2,878,166   Banc of America 2002-X1 P, 7.00% 10/11/33 (a)                       BB               1,803,582           1,858,979
3,816,562   CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27                Non-rated        3,816,562           3,802,059
7,185,000   CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)              B                4,846,617           4,872,220
            DLJ Commercial Mortgage
8,000,000   2000-CKP1 B4, 6.527% 11/10/33 (a)                                   BB+              6,022,446           6,200,080


-------------------------------------------------------------------------------------------------------------------------------

                                        REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                   PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
-------------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                                      NRSRO                             Market
   Shares    Description                                                         Rating             Cost          Value (b)

8,071,853    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                   B             $   7,592,932       $   7,887,895
28,000,000   Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                   B                16,127,183          15,680,000
             Enterprise Mortgage 1998-1, 1.349% 1/15/25 interest-only
             strips (a)                                                         B                 2,664,476           2,941,834
1,592,889    Enterprise Mortgage 1999-1 A1, 6.42% 10/15/25 (a)                  CCC                 734,003             740,693
9,160,025    Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)                  CC                3,093,703           2,748,007
31,861,242   Enterprise Mortgage 2000-1 A1, 7.569% 1/15/27 (a)                  B                19,188,649          17,842,296
38,930,917   Enterprise Mortgage 2000-1 A2, 7.569% 1/15/27 (a)                  B                21,153,759          21,801,314
15,330,000   FFCA Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)                  CC                9,347,449           9,217,929
             First Union-Chase Mortgage
9,500,000    1999-C2 J, 5.95% 6/15/31                                           B+                6,787,220           6,832,875
             GMAC Commercial Mortgage
13,000,000   1997-C2 F, 6.75% 4/15/29                                           B                 9,114,400           9,863,750
             GMAC Commercial Mortgage
4,000,000    2000-C1 H, 7.00% 3/15/33 (a)                                       B+                3,597,121           3,903,040
13,000,000   GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                          CCC               7,103,825           6,976,580
10,000,000   JP Morgan Commercial Mortgage 1999-C8 H, 6.00% 7/15/31 (a)         B-                7,058,176           7,167,900
5,000,000    LB Commercial Mortgage 1998-C4 J, 5.60% 10/15/35 (a)               B+                2,639,031           2,971,875
10,419,000   Merrill Lynch Mortgage 1997-C1 F, 7.12% 6/18/29                    B                 8,295,996           8,567,231
5,000,000    Merrill Lynch Mortgage 1998-C2 F, 6.25% 2/15/30 (a)                B                 3,513,988           3,749,250
10,522,000   Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33 (a)            BB+               8,700,437           9,677,083
3,000,000    Salomon Brothers Mortgage 2000-C2 J, 6.308% 7/18/33                BB+               2,609,806           2,607,960
10,200,000   Salomon Brothers Mortgage 2000-C3 H, 7.00% 12/18/33 (a)            B                 8,522,294           9,686,532
                                                                                              ------------------   ----------------
                                                                                              $ 166,745,226       $ 170,066,877
                                                                                              ------------------   ----------------

             EQUIPMENT LEASES - 4.4%
             Airplanes Pass Through Trust
7,500,000    2001-1A A9, 2.953% 3/15/19                                         BB+               3,981,107           3,975,000
11,915,000   Embarcadero Aircraft 2000-A A1, 2.57% 8/15/25 (a)                  BB                6,219,940           6,672,400
1,831,358    Lease Investment Flight Trust 1A D2, 8.00% 7/15/31                 CC                1,405,399             978,110


---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                                  NRSRO                             Market
   Shares    Description                                                     Rating                 Cost      Value (b)

3,000,000    Ocean Star 2004-A E, Zero Coupon Bond 11/12/18 (a)                 BB-           $   3,000,000       $  3,003,750
14,950,000   Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)               CCC+              7,687,949          7,693,569
14,000,000   Pegasus Aviation Lease 1999-1A B1, 6.30% 3/25/29 (a)               CCC               4,299,068          4,060,000
10,580,133   Pegasus Aviation Lease 2000-1 A1, 2.805% 3/25/15 (a)               B-                5,516,892          5,554,570
12,400,000   Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)                B                 7,932,442          8,252,783
5,316,912    Pegasus Aviation Lease 2001-1A B1, 2.84% 5/10/31 (a)               B-                2,580,533          2,392,611
8,861,521    Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)               B-                5,131,906          4,409,696
                                                                                              ------------------  -----------------
                                                                                              $  47,755,236       $ 46,992,489
                                                                                              ------------------  -----------------

             FRANCHISE LOANS - 11.2%
5,000,000    Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)                     BB                4,778,460           4,981,000
2,000,000    Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                       BB                1,597,334           1,640,340
2,905,000    Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)                   BB                1,985,789           2,098,078
3,679,000    Falcon Franchise Loan 2000-1 F, 6.50% 11/5/17 (a)                  BB                2,404,463           2,240,290
2,809,000    Falcon Franchise Loan 2001-1 E, 6.50% 1/5/23                       B                 1,781,616           1,958,238
2,000,000    Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                       CCC+              1,348,755           1,343,520
4,231,000    Falcon Franchise Loan 2003-1 E, 6.00% 1/5/25 (a)                   B-                2,932,634           2,843,867
6,348,000    Falcon Franchise Loan 2003-1 F, 6.00% 1/5/25 (a)                   CCC-              3,514,986           3,670,160
23,576,572   FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                     DDD              16,831,395          17,689,714
11,064,397   FMAC Loan Trust 1996-B A2, 2.60% 11/15/18 (a)                      DDD               7,040,576           7,025,892
             FMAC Loan Trust 1996-B AX, 3.00% 11/15/18 interest-only strips (a) DDD               2,062,524           2,754,947

8,757,310    FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                        B                 7,035,419           8,582,164
             FMAC Loan Trust 1997-B AX, 3.00% 9/15/19 interest-only strips (a)  B                 3,659,661           2,678,080
             FMAC Loan Trust 1997-B B,
1,000,000    Zero Coupon Bond 9/15/19 (a)                                       CC                  753,555               5,000
7,600,000    FMAC Loan Trust 1997-C B, 7.15% 12/15/19 (a)                       CCC               2,415,722           2,280,000
6,506,815    FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                       BB                4,785,552           4,847,577


---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)

             FMAC Loan Trust 1998-A AX, 2.136% 9/15/20 interest-only strips (a) BB            $     883,592      $   1,221,191
12,394,179   FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                     B                 8,917,464          8,695,397
             FMAC Loan Trust 1998-BA AX, 2.257% 11/15/20
             interest-only strips (a)                                           B                 5,231,963          5,889,848
18,614,005   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                      BB-              14,639,389         16,194,184
 6,200,000   FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                      CC+               3,646,335          3,506,348
17,500,000   Franchise Loan Trust 1998-I A3, 6.74% 7/15/20 (a)                  BB               15,817,180         15,708,525
 4,966,000   Peachtree Franchise Loan 1999-A B, 7.55% 1/15/21 (a)               B+                2,036,057          1,988,386
                                                                                              -----------------  ------------------
                                                                                              $ 116,100,421      $ 119,842,746
                                                                                              -----------------  ------------------

 2,528,659   HOME EQUITY LOANS (HIGH LOAN-TO-VALUE) - 0.2%
             Conseco Finance 2001-A IB2,
             10.30% 3/15/32                                                     BB+               2,329,642          2,514,137

             HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 11.0%
 5,000,000   Ace Securities 2003-OP1 B,
             6.00% 12/25/33                                                     BB                3,648,121          3,700,000
 3,500,000   Ace Securities 2004-FM1 B1A,
             4.59% 8/25/33                                                      BB                2,790,907          2,852,500
 7,968,000   Ace Securities 2004-HE4 B,
             5.694% 12/25/34 (a)                                                Non-rated         5,663,803          5,657,280
11,000,000   Ace Securities 2004-OP1 B,
             4.60% 4/25/34                                                      BB                9,017,838          8,970,390
 2,300,000   Ameriquest Finance 2004-FRN1 B, 8.50% 6/25/34 (a)                  BB+               2,215,944          2,214,118
 7,000,000   Argent Securities 2004-W11 M11, 4.34% 11/25/34 (a)                 BB+               5,235,299          5,221,580
   864,710   Conseco Finance 2001-C B2,
             5.803% 8/15/33                                                     BB+                 719,701            794,747
 3,839,353   Conseco Finance 2002-A B2,
             6.90% 4/15/32 (a)                                                  BB+               3,629,844          3,340,237
 5,115,726   Delta Funding Home Equity
             1997-3 B1F, 7.65% 10/25/28                                         BB-               4,228,848          4,068,793
 2,135,390   Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30                  BB+               1,805,767          1,879,144
 7,000,000   Equifirst Mortgage 2004-2 B2,
             4.74% 7/25/34 (a)
 7,800,000   First Franklin Mortgage                                            BB                5,530,581          5,508,160
             2004-FFH2 B2, 4.83% 6/25/34 (a)                                    BB                6,304,830          6,279,000
 1,000,000  First Franklin Mortgage 2004-FFH3 B2, 5.10% 10/25/34 (a)            BB                8,802,965          8,781,080


---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)


             HomeQ Resecuritization
 3,700,299   2002-2 CL2, 5.25% 7/15/31                                          Non-rated       $ 3,400,317        $ 3,395,024
             IMC Home Equity 1997-3 B,
 3,981,323   7.87% 8/20/28                                                      CC                2,045,436          2,229,541
             IMC Home Equity 1997-5 B,
5,731,589    7.59% 11/20/28                                                     D                 3,468,051          3,668,217
20,000,000   Long Beach Mortgage 2001-4 M3, 4.93% 3/25/32                       BB-              17,622,714         17,550,000
 8,000,000   Long Beach Mortgage 2004-2 B, 4.80% 6/25/34 (a)                    BB+               6,432,073          6,396,800
 4,108,000   Meritage Mortgage 2004-2 B1, 4.829% 1/25/35 (a)                    Non-rated         3,318,434          3,308,213
 3,581,000   Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                    Non-rated         2,803,790          2,793,753
 4,954,000   Merrill Lynch Mortgage
             2004-WMC3 B4, 5.00% 1/25/35 (a)                                    BB+               4,110,656          4,115,981
 7,100,000   Park Place 2004-MHQ1 F,
             9.00% 12/25/34 (a)                                                 BB+               5,970,088          5,964,000
 2,000,000   Park Place 2004-WCW2 M10,
             4.42% 10/25/34 (a)                                                 BB+               1,494,035          1,491,260
 4,615,000   Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34 (a)                   BB                3,789,721          3,782,639
 2,632,000   Terwin Mortgage 2004-8HES B2, 8.00% 6/25/34                        BB                2,162,729          2,178,796
                                                                                              ------------------  ------------------
                                                                                              $ 116,212,492      $ 116,141,253
                                                                                              ------------------  ------------------
             Home Improvement Loans - 0.2%
 2,196,923   Green Tree Home Loan 1996-D HEB2, Zero Coupon Bond
             9/15/27 in default                                                 D                 1,463,490          1,679,315

             Manufactured Housing Loans - 8.3%
                                                                                CCC-              1,417,823          1,400,000
 4,000,000   Conseco Finance 2001-1 M1, 7.535% 7/1/32
             Conseco Finance 2002-2 B1,
 5,000,000   9.25% 3/1/33
 4,000,000   Deutsche Financial 1997-I M, 7.275% 9/15/27                        B-                3,055,876          3,055,640
 6,258,625   Green Tree Financial 1996-4 M1, 7.75% 6/15/27                      B+                5,056,229          5,057,658
11,667,242   Green Tree Financial 1996-5 M1, 8.05% 7/15/27                      B+                9,651,921          9,626,758
10,025,000   Green Tree Financial 1997-3 M1, 7.53 % 3/15/28                     CCC+              6,550,045          6,967,375
   125,000   Green Tree Financial 1997-4 B1, 7.23% 2/15/29                      CCC-                120,524             31,250
12,371,000   Green Tree Financial 1997-8 M1, 7.02% 10/15/27                     B+                8,084,601          8,654,776


---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)


14,360,000  Green Tree Financial 1999-2 M1, 6.80% 12/1/30                       B-           $   4,995,309     $     4,379,800
25,000,000  Green Tree Financial 1999-3 M1, 6.96% 2/1/31
10,000,000  Green Tree Financial 1999-3 M2, 7.20% 2/1/31                        CCC               1,125,453          1,050,000
12,200,000  Green Tree Financial 1999-4 M1, 7.60% 5/1/31                        CCC-              3,074,959          2,450,858
46,000,000  Green Tree Financial 1999-5 M1, 8.05% 3/1/30                        CCC-             13,201,546          11,940,220
19,000,000  Madison Avenue Manufactured Housing 2002-A B2, 4.37% 3/25/32        B                 6,938,402         6,650,000
 5,250,000  Merit Securities 12-1 1M2,
            7.35% 7/28/33                                                       CC                3,825,982         3,201,765
2,863,0 00  Oakwood Mortgage 1996-C B1, 7.96% 4/15/27                           CCC              10,065,309         6,300,040
 9,922,775  Oakwood Mortgage 2001-C A4, 7.405% 12/15/30                         CCC               7,538,714         7,342,853
                                                                                              ------------------  ------------------
                                                                                              $  97,593,396     $  88,045,493
                                                                                              ------------------  ------------------
            Recreational Equipment - 0.3%
 1,732,088  Green Tree Recreational Equipment 1996-B CTFS, 7.70% 7/5/18         CCC-              1,509,791          1,498,256
 2,117,129  Green Tree Recreational Equipment 1996-C CTFS, 7.65%  10/15/17      CCC-              1,901,707          1,973,625
                                                                                              ------------------  ------------------
                                                                                               $  3,411,498       $  3,471,881
                                                                                              ------------------  ------------------
                                                                                              $ 621,813,677      $ 618,634,949
                                                                                              ------------------  ------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE

  CORPORATE BONDS - INVESTMENT GRADE - 0.3% OF NET ASSETS
            Tele Norte Leste,
 3,165,000  8.00% Bond 12/18/13 (a)(e)                                          BBB-              2,957,479          3,252,037

  CORPORATE BONDS - NON-INVESTMENT GRADE - 19.2% OF NET ASSETS

            BASIC MATERIALS - 1.4%
 1,500,000  Foamex L.P., 9.875% Bond 6/15/07                                    CCC+              1,300,007          1,230,000
 5,000,000  Foamex L.P., 10.75% Bond 4/1/09                                     B-                4,805,676          4,887,500
 7,750,000  Resolution Performance, 13.50% Bond 11/15/10                        CCC               7,187,959          8,428,125
                                                                                              ------------------  ------------------
                                                                                              $  13,293,642       $ 14,545,625
                                                                                              ------------------  ------------------
            BUSINESS SERVICES - 1.2%
 3,150,000  Comforce Operating, 12.00% Bond 12/1/07                             CC                3,155,014         3,150,000
 3,600,000  Danka Business Systems, 10.00% Bond 4/1/08                          Non-rated         3,472,756         3,474,000


---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)



 2,000,000  MSX International, 11.375% Bond 1/15/08                             CCC+           $  1,656,080          1,652,500
 5,000,000  Team Health, 9.00% Bond 4/1/12 (a)                                  B-                4,894,134          4,887,500
                                                                                              ------------------  ------------------
                                                                                                $ 13,177,984       $ 13,164,000
                                                                                              ------------------  ------------------
            CONSTRUCTION - 0.1%
   500,000  Integrated Electrical Services, 9.375% Bond 2/1/09                  CCC+                458,838           445,090
   500,000  Integrated Electrical Services, 9.375% Bond 2/1/09                  CCC+                461,435            461,165
                                                                                              ------------------  ------------------
                                                                                               $    920,273       $    906,255
                                                                                              ------------------  ------------------
            ELECTRONICS - 0.9%
 9,500,000  Knowles Electronics,
            13.125% Bond 10/15/09                                               CCC               9,936,037          9,903,750

            ENERGY - 2.1%
 7,000,000  Abraxas Petroleum, Zero Coupon Bond 12/1/09 (a)                     Non-rated         7,000,000          6,973,750
 1,750,000  Calpine, 8.75% Bond 7/15/13 (a)                                     B                 1,435,238          1,431,885
 3,000,000  Calpine, 9.875% Bond 12/1/11 (a)                                    B                 2,550,723          2,595,000
11,000,000  United Refining,
            10.50% Bond 8/15/12 (a)                                             B-               10,799,575         11,261,250
                                                                                              ------------------  ------------------

                                                                                               $ 21,785,536       $ 22,261,885
                                                                                              ------------------  ------------------
            FINANCE - 1.4%
 5,012,000  Advanta Capital Trust I,
            8.99% Bond 12/17/26                                                 CCC              4,820,763           4,886,700
 1,000,000  Colonial Capital II,
            8.92% Bond 1/15/27                                                  BB               1,053,993           1,055,000
 9,225,000  Labranche, 9.50% Bond 5/15/09                                       B                9,268,671           9,317,250
                                                                                              ------------------  ------------------

                                                                                               $ 15,143,427       $ 15,258,950
                                                                                               ------------------ ------------------
            FOOD - 0.6%
            Land O Lakes,
10,000,000  7.45% Bond 3/15/28 (a)                                              CCC               5,918,865          6,550,000
 2,375,000  New World Pasta, Zero Coupon
            Bond 2/15/09 in default                                             Non-rated           610,572            178,125
                                                                                              ------------------  ------------------
                                                                                                $  6,529,437       $  6,728,125
                                                                                              ------------------  ------------------
            INSURANCE - 0.1%
   700,000  Zurich Reinsurance,
            7.125% Bond 10/15/23                                                BB+                 443,724            446,299

            MANUFACTURING - 3.6%
  4,445,000 Columbus McKinnon,
            8.50% Bond 4/1/08                                                   CCC+              4,344,978          4,378,325



---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)

9,140,000   Consolidated Container,
            10.125% Bond 7/15/09                                                CCC            $  8,596,866       $  8,888,650
 400,000    Dura Operating,
            9.00% Bond 5/1/09                                                   B-                  385,964            386,716
3,267,000   GSI Group,
            10.25% Bond 11/01/07                                                CCC+              3,181,716          3,278,336
9,000,000   MMI Products,
            11.25% Bond 4/15/07                                                 CCC               9,037,081          9,090,000
5,000,000   US Can, 12.375% Bond 10/1/10                                        CCC+              4,360,646          4,800,000
8,000,000   VITRO SA, 11.75% Bond 11/1/13 (a)                                   B-                7,719,849           7,740,000
                                                                                              ------------------  ------------------
                                                                                                $ 37,627,100       $ 38,562,027
                                                                                              ------------------  ------------------

            MEDIA - 0.5%
 5,000,000  Dow Jones CDX HY,
            10.50% Bond 12/29/09 (a)                                            Non-rated         5,037,038          5,037,500

            RETAIL - 0.1%
   475,000  General Nutrition Center,
            8.50% Bond 12/1/10                                                  CCC+                448,089            448,281

            TELECOMMUNICATIONS - 4.8%
1,800,000   American Cellular,
            10.00% Bond 8/1/11                                                  B-                1,540,592          1,532,250
5,720,000   BARAK I.T.C.,
            12.50% Bond 11/15/07 (e)                                            Non-rated         4,176,800          2,802,800
9,929,000   Call-Net Enterprises,
            10.625% Bond 12/31/08 (e)                                           B-                9,748,189          9,705,598
7,000,000   Charter, 10.00% Bond 5/15/11                                        CCC-              5,960,560          5,985,000
8,000,000   Level 3 Financing,
            10.75% Bond 10/15/11 (a)                                            CC                6,981,747          7,240,000


 6,345,000  MasTec, 7.75% Bond 2/1/08                                           B                 5,870,975          5,811,322
 2,155,000  Primus Telecommunications,
            8.00% Bond 1/15/14                                                  CCC               1,816,090          1,814,101
 8,585,000  Rural Cellular,
            9.75% Bond 1/15/10                                                  CCC               7,763,005          7,753,457
 5,500,000  Time Warner,
            10.125% Bond 2/1/11                                                 CCC+              5,231,758          5,403,750
 1,000,000  Time Warner,
            9.75% Bond 7/15/08                                                  CCC+                950,532          1,012,500
 3,000,000  Transtel SA,
    12.50%  Bond 12/31/08 (a)                                                   Non-rated         2,801,745          2,805,000
                                                                                              ------------------  ------------------
                                                                                                $ 52,841,993       $ 51,865,778
                                                                                              ------------------  ------------------
            TOBACCO - 0.7%
 8,805,000  North Atlantic Trading,
            9.25% Bond 3/1/12                                                   B-                8,380,623          7,506,174



---------------------------------------------------------------------------------------------------------------------------
                                     REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND
                                                  PORTFOLIO OF INVESTMENTS
                                                December 31, 2004 (unaudited)
---------------------------------------------------------------------------------------------------------------------------

  Principal
   Amount/                                                               NRSRO                                        Market
   Shares    Description                                                Rating                      Cost              Value (b)

            TRANSPORTATION - 1.2%
   679,975  Continental Airlines,                                               B+
            8.56% Bond 7/2/14                                                                 $     566,170      $     532,930
11,917,000  Greyhound Lines,
            11.50% Bond 4/15/07                                                 CCC-             11,761,233         12,095,755
                                                                                              ------------------  ------------------
                                                                                              $  12,327,403      $  12,628,685
                                                                                              ------------------  ------------------
             TRAVEL - 0.5%
 5,350,000  Worldspan Financial,
            9.625% Bond 6/15/11                                                 B-                4,981,575          5,212,986
                                                                                              ------------------  ------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                  $ 202,873,881      $ 204,476,320
                                                                                              ------------------  ------------------


MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 2.0% OF
NET ASSETS

            COLLATERALIZED MORTGAGE OBLIGATION - 2.0%
            Harborview Mortgage 2003-2 1X, 1.58% 10/19/33 interest-only strips  AAA               2,558,953          2,549,323
            Harborview Mortgage 2004-1 X, 1.90% 4/19/34 interest-only strips    AAA               3,074,073          3,111,475
            Harborview Mortgage 2004-8 X, 1.446% 11/19/34 interest-only strips  AAA               7,897,606          7,948,508
            Mellon Residential 2002-TBC2 X, 1.101% 8/15/32 interest-only strips AAA               5,298,023          6,071,083
 1,930,200  Structured Asset 2003-S A, 7.50% 12/28/33 (a)                       BBB               1,911,557          1,910,898
                                                                                              ------------------  ------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE                                           $  20,740,212      $  21,591,287
                                                                                              ------------------  ------------------

MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE - 0.7% OF
NET ASSETS

            COLLATERALIZED MORTGAGE OBLIGATION - 0.7%
   382,228  First Nationwide Trust 2001-4 DB4, 6.50% 9/25/31                    CCC                 285,015             76,446
    70,855  First Nationwide Trust 2001-4 DB5, 4.20% 9/25/31                    CC                   41,140                709
 7,823,093  Structured Asset 1999-1 Note, 10.00% 8/25/28 (a)                    BB                  7,255,739           7,236,361
                                                                                             -------------------  ------------------
TOTAL MORTGAGE BACKED SECURITIES - NON-INVESTMENT GRADE                                       $   7,581,894      $   7,313,516
                                                                                             -------------------  ------------------

GOVERNMENT AGENCY SECURITIES - 0.3% OF NET ASSETS
            Fannie Mae 1998-M4 N, 1.58% 2/25/35 interest-only strips (c)        Non-rated         1,395,290            438,655
            GNMA 2001-44, 1.00% 7/16/41 interest-only strips (c)                Non-rated         3,382,366          2,477,169
                                                                                             -------------------  ------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                            $   4,777,656      $   2,915,824
                                                                                             -------------------  ------------------

----------------------------------------------------------------------------------------------------------------------------------
                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                      PORTFOLIO OF INVESTMENTS
                                                    December 31, 2004 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
 Principal
  Amount/                                                                                   Market
  Shares   Description                                                    Cost             Value (b)

COMMON STOCKS - 5.4% OF NET ASSETS

189,500    American Capital Strategies, Ltd.                       $  4,917,284       $  6,319,825

    500    American Italian Pasta Company                                 9,525             11,625

127,600    Andrx Corporation (d)                                      2,461,508          2,785,508

114,600    Anthracite Capital, Inc.                                   1,229,336          1,416,456

100,000    AU Optronics Corporation                                   1,313,765          1,432,000

    200    AutoZone, Inc. (d)                                            17,270             18,262

 55,600    Bank of America Corporation                                2,153,497          2,612,644

  3,500    BP Prudhoe Bay Royalty Trust                                 137,575            169,050

455,200    Cincinnati Bell Inc. (d)                                   2,259,577          1,889,080

 31,000    CVS Corporation                                              723,151          1,397,170

 15,800    Devon Energy Corporation                                     569,195            614,936

 18,200    Exxon Mobil Corporation                                      873,806            932,932

 19,950    General Cable Corporation                                    139,855            276,308

 76,600    Hancock Fabrics, Inc.                                        714,593            794,342

 21,300    Harley-Davidson, Inc.                                        982,352          1,293,975

 41,713    Intersil Corporation                                         657,493            697,024

 21,550    Kerr-McGee Corporation                                     1,050,608          1,245,375

 14,200    Kinder Morgan Energy Partners, L.P.                          636,021            629,486

 28,000    L-3 Communications Holdings, Inc.                          1,282,443          2,050,720

 99,000    Limited Brands, Inc.                                       1,656,372          2,278,980

 10,500    Magellan Midstream Partners, L.P.                            568,969            616,035

 15,200    Magyar Tavkozlesi Rt.                                        303,525            371,032

263,500    MCG Capital Corporation                                    4,442,292          4,513,755

 68,000    Microsoft Corporation                                      1,753,856          1,816,960

 18,100    Oceaneering International, Inc. (d)                          665,508            675,492

 67,200    OmniVision Technologies, Inc.                                803,808          1,233,120

 22,100    Petroleo Brasileiro S.A.                                     794,782            879,138

  3,900    Range Resources Corporation                                   70,395             79,794

 32,900    Regal Entertainment Group                                    624,445            682,675

 59,000    SanDisk Corporation (d)                                    1,271,356          1,473,230

 18,300    Sanmina-SCI Corporation                                      136,868            155,001

 26,700    Ship Finance International Limited                           613,403            547,884

 28,600    Spinnaker Exploration Company (d)                            973,120          1,003,002

  7,000    Stone Energy Corporation (d)                                 283,556            315,630

 24,100    Storage Technology Corporation                               577,614            761,801

 87,513    Technology Investment Capital Corporation                  1,310,628          1,313,570

 43,500    The Home Depot, Inc.                                       1,542,614          1,859,190

 41,300    Tidewater, Inc.                                            1,276,492          1,470,693

 35,300    Tsakos Energy Navigation Limited                           1,286,944          1,263,387

 99,000    UTStarcom, Inc. (d)                                        2,059,666          2,192,850

  1,400    Valero L.P.                                                   77,416             83,202

 27,300    VERITAS Software Corporation (d)                             613,631            779,415

 11,000    Wal-Mart Stores, Inc.                                        569,800            581,020

 21,000    Wells Fargo & Company                                      1,019,200          1,305,150

 36,500    XL Capital Ltd.                                            2,767,323          2,834,225
                                                                   -----------------  ------------------
TOTAL COMMON STOCKS                                                $ 50,192,437       $ 57,672,949
                                                                   -----------------  ------------------


                                                                 31

----------------------------------------------------------------------------------------------------------------------------------
                                            REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND
                                                      PORTFOLIO OF INVESTMENTS
                                                    December 31, 2004 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------


 Principal
  Amount/                                                                                   Market
  Shares   Description                                                    Cost             Value (b)

PREFERRED STOCKS - 0.2% OF NET ASSETS

  1,000     Compass Loan Holdings (a)                              $    862,916    $     1,103,841
  1,000     Seneca LTD (a)                                              992,500            900,000
                                                                   -----------------  ------------------
TOTAL PREFERRED STOCKS                                             $  1,855,416    $     2,003,841
                                                                   -----------------  ------------------

EURODOLLAR TIME DEPOSITS - 1.8% OF NET ASSETS
            State Street Bank & Trust Company  Eurodollar
            time deposits dated December 31, 2004, 1.75%,
            maturing at $18,762,736 on January 3, 2005.                  18,760,000         18,760,000
                                                                   -----------------  ------------------
TOTAL INVESTMENTS - 99.4% OF NET ASSETS                            $ 1,051,497,033    $ 1,059,384,797
                                                                   -----------------  ------------------
OTHER ASSETS AND LIABILITIES, NET - 0.6% OF NET ASSETS
                                                                                            6,810,930
                                                                                      ==================
NET ASSETS                                                                            $ 1,066,195,727
                                                                                      ==================

(a)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the
     Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the fund's investment adviser.
(b)  See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(d)  These securities are non-income producing.
(e)  These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.
NRSRO--Nationally Recognized Statistical Rating Organization.

----------------------------------------------------------------------------------------------------------------------------------

                                                   MORGAN KEEGAN SELECT FUND, INC.

                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                    December 31, 2004 (unaudited)
----------------------------------------------------------------------------------------------------------------------------------
                                      ASSETS:                                                  INTERMEDIATE        HIGH INCOME
                                                                                                BOND FUND             FUND
   Investments, in securities as detailed in the accompanying schedules at market
      (cost $372,712,652 and $1,051,497,033 respectively)                                  $  367,174,273      $1,059,384,797
   Cash on deposit with custodian                                                                  14,162              11,666
   Dividends and interest receivable                                                            3,129,785          15,173,504
   Receivable for fund shares sold                                                                447,087             333,847
   Receivable for securities sold                                                                       -              88,139
   Other assets                                                                                     9,946              29,972
                                                                                           ------------------  -------------------
      TOTAL ASSETS                                                                            370,775,253       1,075,021,925

LIABILITIES:

   Accrued expenses                                                                                 9,941              95,740
   Due to affiliates                                                                              231,389             959,203
   Payable for fund shares redeemed                                                                22,473             105,583
   Payable for securities purchased                                                             1,938,307           3,048,535
   Distributions payable                                                                        1,203,669           4,617,137
                                                                                           ------------------  -------------------
      TOTAL LIABILITIES                                                                         3,405,779           8,826,198
                                                                                           ------------------  -------------------
   NET ASSETS                                                                              $  367,369,474      $1,066,195,727


NET ASSETS Consist of:


   Net unrealized appreciation (depreciation) of investments                                   (5,538,379)          7,887,764
   Paid-in capital                                                                            373,480,061       1,048,183,843
   Undistributed net investment income (loss)                                                    (252,696)                  -
   Accumulated net realized gain (loss) on investments                                           (319,512)         10,124,120
                                                                                           ------------------  -------------------
      NET ASSETS                                                                           $  367,369,474      $1,066,195,727
                                                                                           ==================  ===================

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:

   CLASS A SHARES
      Net assets                                                                           $  146,691,060      $  484,439,953
      Shares outstanding                                                                       14,610,812          45,296,450
      Net asset value per share                                                            $        10.04      $        10.69
      Offering price per share                                                             $        10.24(a)   $        10.96(b)
   CLASS C SHARES
      Net assets                                                                           $  141,287,003      $  259,412,869
      Shares outstanding                                                                       14,080,987          24,250,007
      Net asset value per share                                                            $        10.03      $        10.70
      Offering price per share                                                             $        10.03      $        10.70
   CLASS I SHARES
      Net assets                                                                           $   79,391,411      $  322,342,905
      Shares outstanding                                                                        7,904,261          30,131,679
      Net asset value per share                                                            $        10.04      $        10.70
      Offering price per share                                                             $        10.04      $        10.70
(a)  Computation of offering price per share: 100/98 of net asset value.
(b)  Computation of offering price per share: 100/97.5 of net asset value.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------------------------------

                                 MORGAN KEEGAN SELECT FUND, INC.

                                    STATEMENTS OF OPERATIONS
                     For the six months ended December 31, 2004 (unaudited)

--------------------------------------------------------------------------------------------------------
                    INVESTMENT INCOME:                       INTERMEDIATE       HIGH INCOME
                                                               BOND FUND            FUND
   Interest                                                $  12,519,260        $ 61,352,940
   Dividends                                                      24,687           1,316,486
                                                            ----------------   -----------------
TOTAL INVESTMENT INCOME                                       12,543,947          62,669,426


EXPENSES:


   Management fee                                                625,633           3,601,043
   Distribution fee
      Class A                                                    157,165             560,491
      Class C                                                    378,017             907,855
   Legal fees                                                     14,650              48,525
   Audit fees                                                      8,999              47,737
   Accounting and transfer agent fees                            113,055             252,902
   Custodian fees                                                  3,892              11,072
   Registration fees                                              11,955              32,109
   Directors fees                                                  8,625              10,625
   Other                                                          14,546              72,272
                                                            ----------------   -----------------
TOTAL EXPENSES                                                 1,336,537           5,544,631
                                                            ----------------   -----------------

NET INVESTMENT INCOME                                         11,207,410          57,124,795
                                                            ----------------   -----------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
   Change in unrealized appreciation (depreciation)           (2,004,484)         13,467,618
   Net realized gain on securities                             1,572,257          10,105,754
                                                            ----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  10,775,183        $ 80,698,167
                                                            ================   =================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------------------------------------------------------

                                             MORGAN KEEGAN SELECT FUND, INC.

                                           STATEMENTS OF CHANGES IN NET ASSETS
                   For the six months ended December 31, 2004 (unaudited) and year ended June 30, 2004

-------------------------------------------------------------------------------------------------------------------------------
                                                                                         INTERMEDIATE BOND FUND

                                                                                    2005                   2004
                                                                             --------------------    -------------------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

   Net investment income                                                      $   11,207,410         $   16,116,946
   Unrealized appreciation (depreciation), net                                    (2,004,484)            (6,097,261)
   Net realized gain from investment transactions                                  1,572,257                429,608
                                                                             --------------------    -------------------

   Increase in net assets resulting from operations                               10,775,183             10,449,293
   Distributions to shareholders from net investment income:
      CLASS A                                                                     (4,650,123)            (7,106,979)
      CLASS C                                                                     (4,436,676)            (7,297,721)
      CLASS I                                                                     (2,373,307)            (3,131,372)
   Distributions to shareholders from net realized gain on investments:
      CLASS A                                                                              -               (161,877)
      CLASS C                                                                              -               (169,156)
      CLASS I                                                                              -                (64,130)
                                                                             --------------------    -------------------
   Total distribution to shareholders                                            (11,460,106)           (17,931,235)

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold:
      CLASS A                                                                     57,064,986             54,430,779
      CLASS C                                                                     41,113,561             47,857,735
      CLASS I                                                                     39,995,234             27,053,018

   Proceeds from sales of shares as a result of reinvested dividends:
      CLASS A                                                                      2,173,748              3,836,224
      CLASS C                                                                      2,390,392              4,174,388
      CLASS I                                                                      1,048,568              1,487,716

   Less shares redeemed:
      CLASS A                                                                    (10,489,608)           (39,905,297)
      CLASS C                                                                     (9,821,277)           (25,564,124)
      CLASS I                                                                     (5,905,107)           (16,091,942)
                                                                             --------------------    -------------------
   Increase in net assets from share transactions                                117,570,497             57,278,497
                                                                             --------------------    -------------------

TOTAL INCREASE IN NET ASSETS                                                     116,885,574             49,796,555

NET ASSETS:
   Beginning of Period                                                           250,483,900            200,687,345
                                                                             --------------------    -------------------
   End of Period                                                              $  367,369,474         $  250,483,900
                                                                             ====================    ===================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND, INC.

                       STATEMENTS OF CHANGES IN NET ASSETS
             For the six months ended December 31, 2004 (unaudited)
                          and year ended June 30, 2004

--------------------------------------------------------------------------------



        HIGH INCOME FUND

      2005            2004
---------------  ---------------

$   57,124,795   $  68,738,301
    13,467,618      (6,364,839)
    10,105,754      26,357,053
---------------  ---------------
    80,698,167      88,730,515

   (26,702,147) (35,035,630)
   (13,814,898) (19,703,083)
   (16,607,750) (15,928,046)
    (4,332,787)     (9,219,684)
    (2,337,351)     (5,503,092)
    (2,903,229)     (4,135,446)
---------------  ---------------
   (66,698,162)    (89,524,981)

   118,011,207     140,904,864
    39,751,841      56,607,853
   109,220,173     121,592,684
    15,412,314      22,847,019
     8,751,239      14,098,465
    11,696,667      12,681,464
   (46,809,011)    (71,051,576)
   (11,961,975)    (24,478,800)
   (11,651,196)    (35,433,855)
---------------  ---------------
   232,421,259     237,768,118
---------------  ---------------
   246,421,264     236,973,652
   819,774,463     582,800,811
---------------  ---------------
$1,066,195,727   $ 819,774,463
===============  ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2004 (unaudited)

--------------------------------------------------------------------------------


NOTE 1: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Morgan Keegan Select Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company consists of two portfolios, Regions Morgan Keegan Select Intermediate Bond Fund and Regions Morgan Keegan Select High Income Fund (individually referred to as the "fund", or collectively as the "funds"). The investment objectives and principal investment strategies of the funds are as follows:

     o The REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND seeks a high level of income by investing in intermediate maturity, investment grade bonds. The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests at least 80% of its assets in debt securities. The fund invests primarily in investment grade, intermediate term maturity bonds with effective maturities between 1 and 10 years that Morgan Asset Management, Inc. (the "Adviser") believes offer attractive yield and capital appreciation potential.

     o The REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The fund seeks capital growth as a secondary objective when consistent with the fund's primary objective. Under normal circumstances, the fund invests a majority of its total assets in below investment grade bonds that the Adviser believes offer attractive yield and capital appreciation potential.

Capitalization for each fund was provided by the Adviser as follows:


                                           INTERMEDIATE            HIGH INCOME
Organization date                          Jan. 13,1999           Jan. 13, 1999
Initial capitalization date               Mar. 22, 1999           Mar. 22, 1999
Amount of initial capitalization                $50,000                 $50,000
Shares issued at capitalization                   5,000                   5,000
Shares authorized                           300,000,000             900,000,000
Public offering date                      Mar. 22, 1999           Mar. 22, 1999

SECURITY VALUATION
Investments in securities which trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The funds normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. Investments in open-end registered investment companies are valued at net asset value. When the funds believe that a market quote does not reflect a security's true value, the funds may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2004 (unaudited)

--------------------------------------------------------------------------------

OPTION WRITING
When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended December 31, 2004 were as follows:

                                                          HIGH INCOME FUND
                                                    Number of         Premiums
                                                    Contracts         Received
                                                 --------------    -------------
Options outstanding at June 30, 2004                     2         $       291
Options written                                      1,799             128,085
Options expired                                       (766)            (10,922)
Options exercised                                   (1,035)           (117,454)
Options  outstanding at December 31, 2004                -         $         -

PREMIUMS AND DISCOUNTS
Premiums and discounts on debt securities are amortized for financial reporting purposes. All gain/loss on principal payments of mortgage- and asset-backed securities are accounted for as interest income.

OTHER POLICIES
The funds record security transactions on the trade date. Dividend income and distributions to shareholders are recognized on the ex-dividend date and interest is recognized on an accrual basis. Realized gains and losses on securities transactions are determined using the specific identification method.

REPURCHASE AGREEMENTS
The funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities during the period while the funds seeks to assert its rights. The Adviser reviews the creditworthiness of those banks and dealers with which the fund enters into repurchase agreements to evaluate potential risks.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles nerally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

NOTE 2: MULTIPLE CLASS STRUCTURE AND PLAN OF DISTRIBUTION

A multiple class structure has been adopted pursuant to Rule 18f-3 under the Act on behalf of each fund. Each fund offers three share classes: Class A, Class C and Class I. Class A shares are sold with an initial sales charge. Class C shares are sold without an initial sales charge and are subject to a contingent deferred sales charge within the first year of purchase. Class I shares are sold without sales charges of any kind and are available only to certain retirement accounts and other special programs. The Class A and Class C shares of each fund have distribution plans pursuant to Rule 12b-1 under the Act. Each class bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general fund expenses, based on the relative net assets of each fund or class and allocated based upon the outstanding shares of each class. Realized and unrealized gains and losses are also allocated based upon the outstanding shares of each class. Income distributions are declared by each class on a daily basis and paid monthly.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS
                          December 31, 2004 (unaudited)

--------------------------------------------------------------------------------

NOTE 3: PAYMENTS TO RELATED PARTIES

INVESTMENT ADVISER--Morgan Asset Management Inc., an indirect, wholly owned subsidiary of Regions Financial Corporation, is the funds' Adviser, and receives for its services, an annual investment adviser fee based upon a percentage of each fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

DISTRIBUTION SERVICES--The funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the funds will compensate Morgan Keegan & Company, Inc. ("Morgan Keegan"), the principal distributor, from the average daily net assets of the funds' Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

ACCOUNTING SERVICES--Morgan Keegan, an wholly owned subsidiary of Regions Financial Corporation, provides accounting services to the funds, and receives for its services, an annual fee based upon a percentage of each fund's average daily net assets.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT--Morgan Keegan serves as transfer and dividend disbursing agent for the funds. The fee paid to Morgan Keegan is based on the number of open accounts. The Transfer Agent may voluntarily choose to waive any portion of its fee. The Transfer Agent can modify or terminate this voluntary waiver at any time at its sole discretion.

GENERAL--Certain of the Officers and Directors of the funds are Officers and Directors of the above affiliated companies. The following chart identifies the sales charges, investment advisory fees, accounting fees, and 12b-1 fees applicable to each share class of each fund:

                                              CLASS A     CLASS C     CLASS I
INTERMEDIATE BOND FUND                     ------------- ----------- -----------
      Initial Sales Charge:                        2.00%       0.00%     0.00%
      Deferred Sales Charge:                       0.00%       1.00%     0.00%
      Investment Advisory Fee:                     0.40%       0.40%     0.40%
      Accounting Fee:                              0.03%       0.03%     0.03%
      12b-1 Fees:                                  0.25%       0.60%     0.00%

                                              CLASS A     CLASS C     CLASS I
HIGH INCOME FUND                           ------------- ----------- -----------
      Initial Sales Charge:                        2.50%       0.00%     0.00%
      Deferred Sales Charge:                       0.00%       1.00%     0.00%
      Investment Advisory Fee:                     0.75%       0.75%     0.75%
      Accounting Fee:                              0.03%       0.03%     0.03%
      12b-1 Fees:                                  0.25%       0.75%     0.00%

The Adviser has agreed to waive its fee and to reimburse each of the following funds through June 30, 2005 to the extent its annual operating expenses (excluding brokerage, interest, taxes and extraordinary expenses) exceeds a specific percentage of net assets as follows:

                                              CLASS A     CLASS C     CLASS I
                                           ------------- ----------- -----------
INTERMEDIATE BOND FUND                         0.90%       1.25%       0.65%
HIGH INCOME FUND                               1.25%       1.75%       1.00%

For the six months ended December 31, 2004, Morgan Keegan received initial sales charges related to Class A shares and deferred sales charges related to Class A and Class C shares as follows:

                                              CLASS A     CLASS C     CLASS I
                                           ------------- ----------- -----------
                                               SALES       CDSC        CDSC
                                           ------------- ----------- -----------
INTERMEDIATE BOND FUND                     $  169,520    $  3,010    $  16,589
HIGH INCOME FUND                           $  250,336    $ 48,277    $  18,108


For the six months ended December 31, 2004, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of securities by the funds.

Directors of the Company who are "interested persons" as defined in the Act receive no salary or fees from the company. Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Director is entitled to receive pension or retirement benefits from the company.

The table below sets forth the compensation paid to the Directors by the company during the period covered by this report.

                                                                          AGGREGATE COMPENSATION FROM THE
                                                                     COMPANY DURING THE SIX MONTH PERIOD ENDED
NAME                                                                             DECEMBER 31, 2004
INDEPENDENT DIRECTORS
William Jefferies Mann                                   $                                      4,750
James Stillman R. McFadden                               $                                      4,625
W. Randall Pittman                                       $                                      4,375
Mary S. Stone                                            $                                      4,375
Archie W. Willis III                                     $                                      4,375


DIRECTORS WHO ARE "INTERESTED PERSONS"
J. Kenneth Alderman                                                                              None
Allen B. Morgan, Jr.                                                                             None

NOTE 4: INVESTMENT SECURITIES

Information related to investment securities (excluding short-term investments) by portfolio is as follows:
                                          INTERMEDIATE          HIGH INCOME
                                           BOND FUND               FUND

Cost of purchases                   $  153,734,565        $  550,582,980
Proceeds from sales                     43,884,248           334,296,861

Unrealized appreciation             $    9,663,926        $   35,412,684
Unrealized depreciation                (15,202,305)          (27,524,920)
                                    --------------------  ----------------------
Net unrealized depreciation         $   (5,538,379)       $    7,887,764

NOTE 5: FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year.

As of June 30, 2004, the Intermediate Bond Fund had $496,232 and $989,517 of capital loss carryforwards that expire in 2011 and 2012, respectively.

-------------------------------------------------------------------------------------------------------------------------------

                                                   MORGAN KEEGAN SELECT FUND, INC.
                                                    NOTES TO FINANCIAL STATEMENTS
                                                    December 31, 2004 (unaudited)

-------------------------------------------------------------------------------------------------------------------------------
                                                 Net Asset                      Net Gains         Total        Dividends
                                                   Value           Net        on Securities       From         from Net
                                                 Beginning     Investment     Realized and     Investment     Investment
                                                 of Period       Income        Unrealized      Operations       Income
INTERMEDIATE BOND FUND

For the six months ended
December 31, 2004 (unaudited)
   Class A                                     $   10.03     $    0.39      $        -       $    0.39      $   (0.38)
   Class C                                         10.03          0.37           (0.01)           0.36          (0.36)
   Class I                                         10.04          0.40           (0.01)           0.39          (0.39)
Year ended June 30, 2004
   Class A                                         10.39          0.74           (0.28)           0.46          (0.80)
   Class C                                         10.38          0.71           (0.27)           0.44          (0.77)
   Class I                                         10.39          0.77           (0.27)           0.50          (0.83)
Year ended June 30, 2003
   Class A                                         10.17          0.76            0.21            0.97          (0.75)
   Class C                                         10.17          0.73            0.20            0.93          (0.72)
   Class I                                         10.17          0.79            0.21            1.00          (0.78)
Year ended June 30, 2002
   Class A                                         10.21          0.96               -            0.96          (0.94)
   Class C                                         10.21          0.93               -            0.93          (0.91)
   Class I                                         10.21          0.99               -            0.99          (0.97)
Year ended June 30, 2001
   Class A                                          9.74          0.78            0.47            1.25          (0.78)
   Class C                                          9.74          0.74            0.47            1.21          (0.74)
   Class I                                          9.74          0.80            0.47            1.27          (0.80)

HIGH INCOME FUND

For the six months ended
December 31, 2004 (unaudited)
   Class A                                         10.53          0.59            0.30            0.89          (0.59)
   Class C                                         10.54          0.56            0.30            0.86          (0.56)
   Class I                                         10.54          0.60            0.30            0.90          (0.60)
Year ended June 30, 2004
   Class A                                         10.55          1.09            0.30            1.39          (1.11)
   Class C                                         10.55          1.04            0.31            1.35          (1.06)
   Class I                                         10.55          1.11            0.31            1.42          (1.13)
Year ended June 30, 2003
   Class A                                         10.47          1.21            0.04            1.25          (1.14)
   Class C                                         10.47          1.16            0.04            1.20          (1.09)
   Class I                                         10.47          1.24            0.04            1.28          (1.17)
Year ended June 30, 2002
   Class A                                         10.56          1.42           (0.07)           1.35          (1.33)
   Class C                                         10.56          1.37           (0.07)           1.30          (1.28)
   Class I                                         10.56          1.45           (0.07)           1.38          (1.36)
Year ended June 30, 2001
   Class A                                          9.98          1.30            0.58            1.88          (1.30)
   Class C                                          9.98          1.25            0.58            1.83          (1.25)
   Class I                                          9.98          1.32            0.58            1.90          (1.32)


See footnotes on page 48

-------------------------------------------------------------------------------------------------------------------------------

                                                   MORGAN KEEGAN SELECT FUND, INC.
                                                        FINANCIAL STATEMENTS

-------------------------------------------------------------------------------------------------------------------------------
                                         Net Asset                                 Ratio of         Ratio of
Distributions                              Value                 Net Assets        Expenses        Net Income    Portfolio
 from Capital  Return of      Total       End of      Total        End of         to Average       to Average    Turnover
    Gains       Capital   Distributions   Period     Return        Period        Net Assets(c)    Net Assets(c)    Rate

        -            -   $    (0.38)    $  10.04      3.88%   $146,691,060          0.77%              7.32%         15%
        -            -        (0.36)       10.03      3.60%    141,287,003          1.12%              6.97%         15%
        -            -        (0.39)       10.04      3.91%     79,391,411          0.52%              7.57%         15%
    (0.02)           -        (0.82)       10.03      4.68%     98,193,773          0.81%              7.30%         47%
    (0.02)           -        (0.79)       10.03      4.42%    107,800,723          1.16%              6.95%         47%
    (0.02)           -        (0.85)       10.04      5.04%     44,489,404          0.56%              7.55%         47%
        -            -        (0.75)       10.39      9.99%     82,786,047          0.85%              7.38%         38%
        -            -        (0.72)       10.38      9.40%     84,553,526          1.20%              7.03%         38%
        -            -        (0.78)       10.39     10.15%     33,347,772          0.60%              7.63%         38%
    (0.06)           -        (1.00)       10.17      9.61%     54,495,867          0.89%(a)           9.55%         37%
    (0.06)           -        (0.97)       10.17      9.34%     31,788,056          1.23%(a)           9.20%         37%
    (0.06)           -        (1.03)       10.17      9.99%     20,289,077          0.64%(a)           9.80%         37%
        -            -        (0.78)       10.21     13.16%     12,375,281          0.89%(a)           7.73%         60%
        -            -        (0.74)       10.21     12.76%      9,396,442          1.23%(a)           7.54%         60%
        -            -        (0.80)       10.21     13.43%     10,104,733          0.63%(a)           7.90%         60%
    (0.14)           -        (0.73)       10.69      8.73%    484,439,953          1.12%             12.14%         37%
    (0.14)           -        (0.70)       10.70      8.46%    259,412,869          1.62%             11.63%         37%
    (0.14)           -        (0.74)       10.70      8.86%    322,342,905          0.86%             12.39%         37%
    (0.30)           -        (1.41)       10.53     14.05%    391,100,362          1.11%             10.23%         79%
    (0.30)           -        (1.36)       10.54     13.59%    219,313,154          1.61%              9.73%         79%
    (0.30)           -        (1.43)       10.54     14.44%    209,360,947          0.86%             10.48%         79%
    (0.03)           -        (1.17)       10.55     12.72%    298,816,127          1.13%             10.99%         67%
    (0.03)           -        (1.12)       10.55     12.16%    173,289,990          1.64%             10.48%         67%
    (0.03)           -        (1.20)       10.55     13.00%    110,694,694          0.88%             11.24%         67%
    (0.11)           -        (1.44)       10.47     13.57%    135,194,579          1.15%             13.52%         33%
    (0.11)           -        (1.39)       10.47     13.01%     74,953,800          1.64%             13.03%         33%
    (0.11)           -        (1.47)       10.47     13.85%     51,073,085          0.91%             13.76%         33%
        -            -        (1.30)       10.56     19.88%     28,873,999          1.19%(b)          12.86%         38%
        -            -        (1.25)       10.56     19.30%     15,758,616          1.69%(b)          12.36%         38%
        -            -        (1.32)       10.56     20.18%     17,413,569          0.95%(b)          13.18%         38%

(a)  0.91%, 1.25%, and 0.66% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2002, 1.12%, 1.47%, and 0.88% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001.
(b)  1.24%, 1.74%, and 1.00% before expense reimbursement and fee waiver from Adviser for classes A, C, and I, respectively, for the year ended June 30, 2001.
(c)  Ratios annualized for the periods less than one year.

The following tables set forth information concerning the directors and officers of the company. All persons named as directors and officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan fund complex overseeing a total of fifteen portfolios. The Regions Morgan Keegan fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. An asterisk (*) indicates directors and/or officers who are interested persons of the funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the fund includes additional information about the fund's directors and is available upon request, without charge, by calling Morgan Keegan at 1-800-564-2188.

 -----------------------------------------------------------------------------------------------------------------------------------

                                                   MORGAN KEEGAN SELECT FUND, INC.
                                                        FINANCIAL HIGHLIGHTS

 -----------------------------------------------------------------------------------------------------------------------------------

                                               INFORMATION ABOUT THE FUND'S DIRECTORS
NAME, AGE, POSITION,
LENGTH OF SERVICE                                                PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------              ---------------------------------------------------------------------
Allen B. Morgan, Jr.*,                               Mr. Morgan has been a Director of Regions Financial Corporation
Age 62, Director,                                    since 2001. He has been Chairman of Morgan Keegan & Company, Inc.
Since 1999                                           since 1969 and Executive Managing Director of Morgan Keegan &
                                                     Company, Inc. since 1969. He also has served as a Director of Morgan
                                                     Asset Management, Inc. since 1993.

J. Kenneth Alderman*,                                Mr. Alderman has been President of Regions Morgan Keegan Trust
Age 52, Director,                                    Company and Chief Executive Officer of Morgan Asset Management, Inc.
Since 2003                                           since 2002. He has been Executive Vice President of Regions
                                                     Financial Corporation since 2000. He served Regions as Senior Vice
                                                     President and Capital Management Group Director and investment adviser to the Regions Financial Corporation proprietary fund family from 1995 to 2000. He is a Certified Public Accountant and a
                                                     Chartered Financial Analyst.

William Jefferies Mann,                              Mr. Mann has been Chairman and President of Mann Investments, Inc.
Age 71, Director,                                    (real estate investments/private investing) since 1985.
Since 1999

James Stillman R. McFadden,                          Mr. McFadden has been President and Director of Starr Printing Co.,
Age 47, Director,                                    Inc. (commercial printing) since 2002 and President and Director of
Since 1999                                           1703, Inc. (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

W. Randall Pittman,                                  Mr. Pittman has been Chief Financial Officer of Emageon, Inc.
Age 51, Director,                                    (healthcare information systems) since 2002. From 1999 to 2002, he
Since 2003                                           was Chief Financial Officer of BioCryst Pharmaceuticals, Inc.
                                                     (biotechnology). From 1998 to 1999, he was Chief Financial Officer
                                                     of ScandiPharm, Inc. (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President - Finance of CaremarkRx (pharmacy benefit management). From 1983 to 1995, he held various positions with
                                                     AmSouth Bancorporation (bank holding company), including Executive
                                                     Vice President and Controller. He is a Certified Public Accountant,
                                                     and was with the accounting firm of Ernst & Young, LLP from 1976 to
                                                     1983.

Mary S. Stone,                                       Ms. Stone has held the Hugh Culverhouse Endowed Chair of Accountancy
Age 54, Director,                                    at the University of Alabama, Culverhouse School of Accountancy
Since 2003                                           since 1981. She is also a member of Financial Accounting Standards
                                                     Advisory Council, AICPA, Accounting Standards Executive Committee
                                                     and AACSB International Accounting Accreditation Committee.

Archie W. Willis III,                                Mr. Willis has been President of Community Capital (financial
Age 47, Director,                                    advisory and real estate development consulting) since 1999 and Vice
Since 2002                                           President of Community Realty Company (real estate brokerage) since
                                                     1999. He was a First Vice President of Morgan Keegan & Company, Inc.
                                                     from 1991 to 1999. He also has served as a Director of Memphis
                                                     Telecom, LLC since 2001.

The address of each Director is c/o Morgan Keegan Select Fund, Inc., Fifty North Front Street, 21st Floor, Memphis, TN 38103.

 -----------------------------------------------------------------------------------------------------------------------------------

                                                   MORGAN KEEGAN SELECT FUND, INC.
                                                   BOARD OF DIRECTORS AND OFFICERS

 -----------------------------------------------------------------------------------------------------------------------------------

                                               INFORMATION ABOUT THE FUND'S DIRECTORS
NAME, AGE, POSITION,
LENGTH OF SERVICE                                                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
---------------------------------------              ---------------------------------------------------------------------
Carter E. Anthony*,                                   From 2002 to present, Mr. Anthony has served as President and Chief
Age 60, President,                                    Investment Officer of Morgan Asset Management, Inc. From 2000 to
Since 2003                                            2002, he served as Executive Vice President and Director of Capital
                                                      Management Group, Regions Financial Corporation. From 1989 to 2000,
                                                      Mr. Anthony was Vice President-Trust Investments, National Bank of
                                                      Commerce.

Thomas R. Gamble*,                                    Mr. Gamble has been an executive at Regions Financial Corporation
Age 62, Vice-President,                               since 1981. He was a Corporate IRA Manager from 2000 to 2001 and a
Since 2003                                            Senior Vice President and Manager of Employee Benefits at the
                                                      Birmingham Trust Department of Regions Bank from 1981 to 2000.

Joseph C. Weller*,                                    Mr. Weller has been Executive Vice President and Chief Financial
Age 66, Treasurer,                                    Officer of Morgan Keegan & Company, Inc. since 1969, Treasurer and
Since 1999                                            Secretary of Morgan Keegan & Company, Inc. since 1969 and Executive
                                                      Managing Director of Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset Management, Inc. since
                                                      1993.

Charles D. Maxwell*,                                  Mr. Maxwell has been a Managing Director of Morgan Keegan & Company,
Age 50, Secretary and                                 Inc. since 1998 and Assistant Treasurer and Assistant Secretary of
Assistant Treasurer,                                  Morgan Keegan & Company, Inc. since 1994. He has been Secretary and
Since 1999                                            Treasurer of Morgan Asset Management, Inc. since 1993. He was Senior
                                                      Vice President of Morgan Keegan & Company, Inc. from 1995 to 1997.
                                                      Mr. Maxwell was also with Ernst & Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

J. Thompson Weller*,                                  Mr. Weller has been a Managing Director and Controller of Morgan
Age 39, Assistant Secretary,                          Keegan & Company, Inc. since October 2001. He was Senior Vice
Since 2003                                            President and Controller of Morgan Keegan & Company, Inc. from
                                                      October 1998 to October 2001, Controller and First Vice President
                                                      from February 1997 to October 1998, Controller and Vice President
                                                      from 1995 to February 1997 and Assistant Controller from 1992 to
                                                      1995.

David M. George*,                                     Mr. George is a Senior Vice President of Morgan Keegan and Company,
Age 52, Chief Compliance Officer,                     Inc. Mr. George has twenty years of industry experience as a
Since 2004                                            Financial Adviser, Compliance Administrator, Branch Administrative
                                                      Officer - Private Client Group, Branch Manager, and Assistant
                                                      Director of Compliance. Mr. George is a member of the NASD District
                                                      5 Focus Group and Securities Industry Association's Compliance and
                                                      Legal Division.


Officers of the fund are elected and appointed by the Board of Directors and hold office until they resign, are removed, or are otherwise disqualified to serve.

Joseph C. Weller is the father of J. Thompson Weller. The address of Messrs. Maxwell, Weller, Weller, and George is Fifty North
Front Street, Memphis, Tennessee 38103. The address of Messrs. Anthony and Gamble is 417 North 20th Street, 15th Floor, Birmingham,
Alabama 35203.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND INC.

--------------------------------------------------------------------------------

PRIVACY NOTICE

The Regions family of companies* is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions your conduct with us, our affiliates, or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 1-800-366-7426.

* The Regions family of companies include Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

--------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND INC.

--------------------------------------------------------------------------------

PROXY VOTING POLICIES AND PROCEDURES AND RECORD OF VOTING ACTIVITY

The fund votes proxies related to the portfolio's securities according to a set of policies and procedures approved by the fund's board. A description of the policies and procedures may be obtained, without charge, by calling 1-800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each fund by visiting Regions' website at www.regions.com.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The fund files a Form N-Q with the SEC no more than sixty days after the close of the fund's first and third quarters of its fiscal year. Form N-Q includes a schedule of each series' portfolio holdings as of the end of those fiscal quarters. The fund's Form N-Q filings may be found on the SEC's website at www.sec.gov. The fund's N-Q filings may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

--------------------------------------------------------------------------------

                       REGIONS MORGAN KEEGAN FUND COMPLEX

--------------------------------------------------------------------------------

Morgan Asset Management, Inc. serves as investment adviser to Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. Morgan Keegan Select Fund, Inc. and Regions Morgan Keegan Select Funds are registered diversified, open-end investment companies. RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. are NYSE-listed, diversified, closed-end investment companies that seek a high level of current income with capital appreciation as a secondary investment objective. With locations throughout the South, Morgan Asset Management, Inc. manages more than $13 billion for institutions and high net worth individuals.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

o     EQUITY FUNDS
      Regions Morgan Keegan Select Mid Cap Growth Fund
      Regions Morgan Keegan Select Growth Fund
      Regions Morgan Keegan Select Mid Cap Value Fund
      Regions Morgan Keegan Select Value Fund

o     BALANCED FUND
      Regions Morgan Keegan Select Balanced Fund

o     BOND FUNDS
      Regions Morgan Keegan Select Limited Maturity Government Fund Regions Morgan Keegan Select Fixed Income Fund
      Regions Morgan Keegan Select Intermediate Bond Fund*
      Regions Morgan Keegan Select High Income Fund*

o     TAX-EXEMPT BOND FUND
      Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund

o     MONEY MARKET FUNDS
      Regions Morgan Keegan Select Treasury Money Market Fund
      Regions Morgan Keegan Select Government Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

o     RMK Advantage Income Fund, Inc. (NYSE: RMA)*

o     RMK High Income Fund, Inc. (NYSE: RMH)*

o     RMK Strategic Income Fund, Inc. (NYSE: RSF)*

* Bond funds managed by James C. Kelsoe, Jr., CFA

-------------------------------------------------------------------------------

                         MORGAN KEEGAN SELECT FUND INC.

-------------------------------------------------------------------------------

INVESTMENT ADVISER                             LEGAL COUNSEL
Morgan Asset Management, Inc.                  Kirkpatrick & Lockhart Nicholson Graham LLP
417 North 20th Street, 15th Floor              1800 Massachusetts Avenue, N.W.
Birmingham, AL 35203                           Washington, D.C. 20036

CUSTODIAN                                      INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
State Street Bank & Trust Company              PricewaterhouseCoopers LLP
108 Myrtle Street                              Morgan Keegan Tower
Quincy, MA 02171                               50 North Front Street, Suite 1000
                                               Memphis, TN 38103

TRANSFER AGENT AND DISTRIBUTOR
Morgan Keegan & Company, Inc.
50 North Front Street
Memphis, TN 38103


Shares of the Regions Morgan Keegan Select Funds, like shares of all mutual funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This semi-annual report is for shareholder information. This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectus. Statements and other information contained in this annual report are as dated and are subject to change.

AN INVESTOR SHOULD CONSIDER THE FUNDS' INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING OR SENDING MONEY. THIS AND OTHER IMPORTANT INFORMATION ABOUT THE INVESTMENT COMPANY CAN BE FOUND IN THE FUNDS' PROSPECTUS. TO OBTAIN A PROSPECTUS, CALL 1-800-546-2188. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

[GRAPHIC OMITTED]

MORGAN KEEGAN & COMPANY, INC. IS A FULL SERVICE BROKER DEALER THAT PROVIDES PERDSONALIZED INVESTMENT SERVICES TO ITS CLIENTS FROM OVER 200 OFFICES IN 18 STATES. PLEASE ACCESS OUR WEBSITE WWW.MORGANKEEGAN.COM TO LOCATE THE MORGAN KEEGAN BRANCH NEAREST YOU OR CONTRACT US AT 1-800-336-7426. MORGAN KEEGAN & COMPANY, INC IS A WHOLLY OWNED SUBSIDIARY OF REGIONS FINANCIAL CORPORATION, A REGIONAL FINANCIAL HOLDING COMPANY6 (NYSE-RF).


                                    ALABAMA

                                    ARKANSAS

                                    FLORIDA

                                    GEORGIA

                                    ILLINOIS

                                    INDIANA

                                      IOWA

                                    KENTUCKY

                                   LOUISIANA

                                 MASSACHUSETTZS

                                  MISSISSIPPI

                                    MISSOURI

                                    NEW YORK

                                 NORTH CAROLINA

                            SOUTH CAROLINA TENNESSEE

                                 TEXAS VIRGINIA



                              SELECT[LOGO OMITTED]
                               FUNDS
                     REGIONS[LOGO OMITTED] MORGAN KEEGAN(TM)

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to the semi-annual report filing by the Fund.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to the semi-annual report filing by the Fund.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to the semi-annual report filing by the Fund.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not applicable to this filing. See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Fund's Board of Directors, where those changes were implemented after the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

      (b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)    Morgan Keegan Select Fund, Inc.
      ------------------------------------------------------------

By (Signature and Title) /s/ Carter E. Anthony
                        ------------------------------------------
                              Carter E. Anthony, President

Date 3-4-05
    --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Carter E. Anthony
                        ------------------------------------------
                              Carter E. Anthony, President

Date 3-4-05
    --------------------------------------------------------------


By (Signature and Title) /s/ Joseph C. Weller
                        ------------------------------------------
                              Joseph C. Weller, Treasurer

Date 3-4-05
    --------------------------------------------------------------